UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22132

Aberdeen Funds

(Exact name of registrant as specified in charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Lucia Sitar, Esquire

c/o Aberdeen Asset Management, Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Name and address of agent for service)

With Copies to:

Rose F. DiMartino, Esquire

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

Registrant’s telephone number, including area code: 877-332-7806

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Item 1.	Schedule of Investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.0%)
CHINA (23.9%)
Commercial Banks (2.0%)
China Merchants Bank Co. Ltd. (a)	288,833	$773,790

Construction Materials (1.4%)
Huaxin Cement Co. Ltd., B Shares (a)	242,000	523,074

Food & Staples Retailing (1.9%)
China Resources Enterprise Ltd. (a)	196,000	745,639

Gas Utilities (2.2%)
Xinao Gas Holdings Ltd. (a)	354,000	839,341

Oil, Gas & Consumable Fuels (7.6%)
CNOOC Ltd. (a)	812,000	1,370,622
PetroChina Co. Ltd. (a)	1,276,000	1,457,932
PetroChina Co. Ltd. ADR	912	104,397

		2,932,951

Real Estate Management & Development (2.3%)
Yanlord Land Group Ltd. (a)	635,000	870,899

Textiles, Apparel & Luxury Goods (1.5%)
Li Ning Co. Ltd. (a)	175,000	581,940

Wireless Telecommunication Services (5.0%)
China Mobile Ltd. (a)	187,000	1,903,936

		9,171,570

HONG KONG (69.5%)
Commercial Banks (6.7%)
Dah Sing Banking Group Ltd.*(a)	822,000	1,208,299
Wing Hang Bank Ltd. (a)	125,500	1,356,813

		2,565,112

Consumer Finance (3.4%)
AEON Credit Service (Asia) Co. Ltd. (a)	824,000	705,764
Public Financial Holdings Ltd. (a)	1,050,000	599,162

		1,304,926

Containers & Packaging (1.0%)
Hung Hing Printing Group Ltd. (a)	1,160,000	381,363

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
HONG KONG (continued)
Distributors (3.6%)
Integrated Distribution Services Group Ltd. (a)	414,000	$799,597
Li & Fung Ltd. (a)	124,000	572,195

		1,371,792

Diversified Telecommunication Services (1.6%)
Asia Satellite Telecommunications Holdings Ltd. (a)	402,000	620,014

Electric Utilities (0.8%)
CLP Holdings Ltd. (a)	43,000	317,472

Food & Staples Retailing (3.3%)
Convenience Retail Asia Ltd. (a)	902,000	280,631
Dairy Farm International Holdings Ltd. (a)	128,700	988,416

		1,269,047

Hotels, Restaurants & Leisure (4.5%)
Cafe De Coral Holdings Ltd. (a)	250,000	601,175
Hongkong & Shanghai Hotels Ltd. (The) (a)	712,000	1,132,330

		1,733,505

Industrial Conglomerates (7.6%)
Jardine Strategic Holdings Ltd. (a)	124,500	2,924,412

Marine (1.3%)
Pacific Basin Shipping Ltd. (a)	623,000	474,093

Multiline Retail (3.0%)
AEON Stores (Hong Kong) Co. Ltd. (a)	786,000	1,163,695

Real Estate Management & Development (16.1%)
Hang Lung Group Ltd. (a)	278,000	1,632,790
Sun Hung Kai Properties Ltd. (a)	101,000	1,483,430
Swire Pacific Ltd., Class B (a)	1,350,000	3,050,724

		6,166,944

Road & Rail (3.2%)
MTR Corp. Ltd. (a)	348,500	1,227,815

Semiconductors & Semiconductor Equipment (4.7%)
ASM Pacific Technology Ltd. (a)	199,000	1,815,776

Specialty Retail (2.7%)
Giordano International Ltd. (a)	1,990,000	1,027,466

Textiles, Apparel & Luxury Goods (2.3%)
Texwinca Holdings Ltd. (a)	874,000	895,076

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited) (concluded)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
HONG KONG (continued)

Transportation Infrastructure (3.7%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	104,800	$1,412,845

		26,671,353

UNITED KINGDOM (4.6%)
Commercial Banks (4.6%)
Standard Chartered PLC (HK Listing) (a)	60,000	1,752,199

Total Common Stocks		37,595,122

REPURCHASE AGREEMENT (1.9%)
UNITED STATES (1.9%)
State Street Bank, 0.12%, dated 07/30/2010, due 8/02/10, repurchase price $722,007, collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $740,532	722,000	722,000

Total Repurchase Agreement		722,000

Total Investments (Cost $25,737,050) (b) — 99.9%		38,317,122

Other assets in excess of liabilities — 0.1%		54,491

Net Assets — 100.0%		$38,371,613

*	Non-income producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (80.7%)
BRAZIL (4.9%)
Multiline Retail (1.9%)
Lojas Renner SA	82,000	$2,748,874

Real Estate Management & Development (1.1%)
Multiplan Empreendimentos Imobiliarios SA	84,357	1,577,497

Tobacco (1.9%)
Souza Cruz SA	59,000	2,710,485

		7,036,856

CHILE (2.1%)
Commercial Banks (2.1%)
Banco Santander Chile ADR	37,000	3,071,370

CHINA (6.9%)
Oil, Gas & Consumable Fuels (2.9%)
PetroChina Co. Ltd. (a)	3,655,200	4,176,360

Wireless Telecommunication Services (4.0%)
China Mobile Ltd. (a)	553,100	5,631,373

		9,807,733

HONG KONG (5.4%)
Real Estate Management & Development (5.4%)
Hang Lung Group Ltd. (a)	672,000	3,946,887
Swire Pacific Ltd., Class A (a)	106,000	1,289,567
Swire Pacific Ltd., Class B (a)	1,125,000	2,542,270

		7,778,724

HUNGARY (2.7%)
Pharmaceuticals (2.7%)
Richter Gedeon Nyrt. (a)	19,000	3,876,481

INDIA (12.1%)
Automobiles (1.7%)
Hero Honda Motors Ltd. (a)	62,000	2,429,758

Chemicals (1.1%)
Grasim Industries Ltd. (a)	14,262	563,350
Grasim Industries Ltd. GDR, Registered Shares*(b)	24,359	962,424

		1,525,774

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
INDIA (continued)
Commercial Banks (1.2%)
ICICI Bank Ltd. (a)	30,000	$588,030
ICICI Bank Ltd. ADR	31,000	1,206,210

		1,794,240

Construction Materials (0.3%)
Samruddhi Cement Ltd.	14,262	145,709
Samruddhi Cement Ltd. GDR (a)	24,359	250,046

		395,755

Household Products (1.0%)
Hindustan Unilever Ltd. (a)	270,000	1,468,912

Information Technology Services (2.4%)
Infosys Technologies Ltd. (a)	14,000	834,651
Infosys Technologies Ltd. ADR	42,000	2,540,160

		3,374,811

Pharmaceuticals (0.9%)
GlaxoSmithKline Pharmaceuticals Ltd. (a)	29,400	1,280,237

Thrifts & Mortgage Finance (2.5%)
Housing Development Finance Corp. (a)	56,000	3,610,116

Wireless Telecommunication Services (1.0%)
Bharti Airtel Ltd.*(a)	225,000	1,498,371

		17,377,974

INDONESIA (2.7%)
Automobiles (2.7%)
PT Astra International Tbk (a)	675,000	3,836,408

ISRAEL (2.4%)
Pharmaceuticals (1.2%)
Teva Pharmaceutical Industries Ltd. ADR	35,000	1,709,750

Software (1.2%)
CheckPoint Software Technologies Ltd.*	49,335	1,678,377

		3,388,127

ITALY (1.9%)
Energy Equipment & Services (1.9%)
Tenaris SA ADR	68,600	2,747,430

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
MALAYSIA (3.0%)
Commercial Banks (3.0%)
CIMB Group Holdings Bhd (a)	960,000	$2,235,873
Public Bank Bhd (Foreign Mkt) (a)	540,000	2,075,637

		4,311,510

MEXICO (7.8%)
Beverages (3.0%)
Fomento Economico Mexicano SAB de CV ADR	88,501	4,308,229

Commercial Banks (2.5%)
Grupo Financiero Banorte SAB de CV	915,000	3,552,500

Food & Staples Retailing (1.1%)
Organizacion Soriana SAB de CV, Class B	579,000	1,555,375

Transportation Infrastructure (1.2%)
Grupo Aeroportuario del Sureste SAB de CV ADR, B Shares	33,000	1,754,280

		11,170,384

PHILIPPINES (2.4%)
Commercial Banks (1.1%)
Bank of the Philippine Islands (a)	1,500,000	1,561,874

Real Estate Management & Development (1.3%)
Ayala Land, Inc. (a)	5,750,000	1,856,401

		3,418,275

POLAND (1.5%)
Commercial Banks (1.5%)
Bank Pekao SA (a)	40,000	2,133,816

REPUBLIC OF SOUTH KOREA (1.3%)
Food & Staples Retailing (1.3%)
Shinsegae Co. Ltd. (a)	3,950	1,883,370

RUSSIAN FEDERATION (2.7%)
Oil, Gas & Consumable Fuels (2.7%)
LUKOIL OAO ADR	68,000	3,889,600

SOUTH AFRICA (5.1%)
Food & Staples Retailing (3.0%)
Massmart Holdings Ltd. (a)	241,800	4,240,951

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCK (CONTINUED)
SOUTH AFRICA (continued)
Specialty Retail (2.1%)
Truworths International Ltd. (a)	381,000	$3,045,004

		7,285,955

TAIWAN (4.4%)
Semiconductors & Semiconductor Equipment (3.1%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	2,330,308	4,498,606

Wireless Telecommunication Services (1.3%)
Taiwan Mobile Co. Ltd. (a)	945,000	1,868,965

		6,367,571

THAILAND (4.4%)
Construction Materials (2.3%)
Siam Cement PCL, Foreign Shares (a)	375,000	3,284,233

Oil, Gas & Consumable Fuels (2.1%)
PTT Exploration & Production PCL, Foreign Shares	650,000	3,008,712

		6,292,945

TURKEY (4.5%)
Commercial Banks (2.9%)
Akbank T.A.S. (a)	761,001	4,212,511

Food & Staples Retailing (1.6%)
BIM Birlesik Magazalar A.S. (a)	72,000	2,209,815

		6,422,326

UNITED KINGDOM (2.5%)
Commercial Banks (2.5%)
Standard Chartered PLC (a)	123,000	3,553,687

Total Common Stocks		115,650,542

PREFERRED STOCKS (17.1%)
BRAZIL (13.1%)
Commercial Banks (3.5%)
Banco Bradesco SA ADR, Preferred Shares	267,080	4,975,701

Metals & Mining (3.9%)
Vale SA ADR, Preferrerd Shares	231,000	5,597,130

Oil, Gas & Consumable Fuels (5.7%)
Petroleo Brasileiro SA ADR, Preferred Shares	149,000	4,745,650

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
PREFERRED STOCKS (CONTINUED)
BRAZIL (continued)
Oil, Gas & Consumable Fuels (continued)
Ultrapar Participacoes SA, Preferred Shares	67,000	$3,432,283

		8,177,933

		18,750,764

REPUBLIC OF SOUTH KOREA (4.0%)
Semiconductors & Semiconductor Equipment (4.0%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	12,200	5,744,075

Total Preferred Stocks		24,494,839

REPURCHASE AGREEMENT (3.1%)
UNITED STATES (3.1%)
State Street Bank, 0.12%, dated 07/30/2010, due 8/02/10, repurchase price $4,385,044 collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $4,474,704	4,385,000	4,385,000

Total Repurchase Agreement		4,385,000

Total Investments (Cost $108,673,989) (c) — 100.9%		144,530,381

Liabilities in excess of other assets — (0.9)%		(1,270,323)

Net Assets — 100.0%		$143,260,058

*	Non income-producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.67% of net assets as of July 31, 2010.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS — LONG POSITIONS (65.7%)
Aerospace & Defense (1.0%)
Precision Castparts Corp. (a)	34,400	$4,203,336

Auto Components (1.5%)
BorgWarner, Inc.*(a)	143,200	6,280,752

Beverages (1.3%)
PepsiCo, Inc. (a)	86,000	5,582,260

Biotechnology (1.3%)
Gilead Sciences, Inc.*(a)	160,720	5,355,190

Chemicals (3.1%)
Potash Corp. of Saskatchewan, Inc. (a)	41,900	4,394,053
Praxair, Inc. (a)	37,700	3,273,114
Valspar Corp. (a)	186,200	5,848,542

		13,515,709

Commercial Banks (1.8%)
CapitalSource, Inc. (a)	534,500	2,875,610
Wintrust Financial Corp. (a)	154,200	4,798,704

		7,674,314

Commercial Services & Supplies (0.8%)
Clean Harbors, Inc.*(a)	52,900	3,341,164

Communications Equipment (2.5%)
Cisco Systems, Inc.*(a)	237,000	5,467,590
F5 Networks, Inc.*(a)	25,100	2,204,533
QUALCOMM, Inc. (a)	76,030	2,895,222

		10,567,345

Computers & Peripherals (2.1%)
Apple, Inc.*(a)	16,560	4,260,060
NetApp, Inc.*(a)	115,319	4,877,994

		9,138,054

Consumer Finance (1.1%)
Capital One Financial Corp. (a)	111,700	4,728,261

Diversified Financial Services (2.3%)
IntercontinentalExchange, Inc.*(a)	50,800	5,365,496
JPMorgan Chase & Co. (a)	116,650	4,698,662

		10,064,158

See accompanying notes to financial statements.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS — LONG POSITIONS (CONTINUED)
Electric Utilities (0.8%)
ITC Holdings Corp. (a)	61,400	$3,483,836

Energy Equipment & Services (2.8%)
Cameron International Corp.*(a)	111,647	4,420,105
Halliburton Co. (a)	247,236	7,387,412

		11,807,517

Food & Staples Retailing (1.3%)
CVS Caremark Corp. (a)	180,400	5,536,476

Health Care Equipment & Supplies (4.2%)
Hill-Rom Holdings, Inc. (a)	176,000	5,815,040
Intuitive Surgical, Inc.*(a)	9,500	3,119,515
St. Jude Medical, Inc.*(a)	244,400	8,986,588

		17,921,143

Health Care Providers & Services (0.7%)
Express Scripts, Inc.*(a)	67,752	3,061,035

Hotels, Restaurants & Leisure (3.5%)
P.F. Chang’s China Bistro, Inc. (a)	90,100	3,730,140
Starbucks Corp. (a)	162,329	4,033,876
Starwood Hotels & Resorts Worldwide, Inc. (a)	65,400	3,168,630
WMS Industries, Inc.*(a)	109,615	4,221,273

		15,153,919

Industrial Conglomerates (1.1%)
3M Co. (a)	56,700	4,850,118

Information Technology Services (3.3%)
Cognizant Technology Solutions Corp., Class A*(a)	86,500	4,719,440
Visa, Inc., Class A (a)	130,320	9,558,972

		14,278,412

Insurance (1.1%)
MetLife, Inc. (a)	110,000	4,626,600

Internet & Catalog Retail (1.0%)
Priceline.com, Inc.*(a)	19,624	4,403,626

Internet Software & Services (2.4%)
Google, Inc., Class A*(a)	10,640	5,158,804
Yahoo!, Inc.*(a)	383,100	5,317,428

		10,476,232

See accompanying notes to financial statements.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS — LONG POSITIONS (CONTINUED)
Life Sciences Tools & Services (0.5%)
Waters Corp.*(a)	34,000	$2,181,440

Machinery (4.3%)
Cummins, Inc. (a)	50,400	4,012,344
Danaher Corp. (a)	114,380	4,393,336
Deere & Co. (a)	83,900	5,594,452
Parker Hannifin Corp. (a)	73,150	4,544,078

		18,544,210

Multiline Retail (1.7%)
Target Corp. (a)	143,200	7,349,024

Oil, Gas & Consumable Fuels (3.2%)
Apache Corp. (a)	39,000	3,727,620
EOG Resources, Inc. (a)	69,000	6,727,500
Southwestern Energy Co.*(a)	89,300	3,254,985

		13,710,105

Personal Products (1.0%)
Alberto-Culver Co. (a)	140,400	4,109,508

Road & Rail (2.6%)
Canadian National Railway Co. (a)	106,300	6,693,711
Kansas City Southern*(a)	123,923	4,547,974

		11,241,685

Semiconductors & Semiconductor Equipment (4.0%)
Analog Devices, Inc. (a)	69,600	2,067,816
Broadcom Corp., Class A (a)	86,200	3,105,786
Intel Corp. (a)	159,100	3,277,460
Marvell Technology Group Ltd.*(a)	363,200	5,418,944
Teradyne, Inc.*(a)	317,800	3,419,528

		17,289,534

Software (3.7%)
McAfee, Inc.*(a)	168,400	5,574,040
Oracle Corp. (a)	295,900	6,995,076
Solera Holdings, Inc. (a)	91,500	3,475,170

		16,044,286

Specialty Retail (2.2%)
Staples, Inc. (a)	271,400	5,517,562
Urban Outfitters, Inc.*(a)	126,500	4,068,240

		9,585,802

Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc. (a)	107,800	3,985,366

See accompanying notes to financial statements.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS — LONG POSITIONS (CONTINUED)
Thrifts & Mortgage Finance (0.6%)
Ocwen Financial Corp.*(a)	261,700	$2,763,552

Total Common Stocks — Long Positions		282,853,969

REPURCHASE AGREEMENT (32.9%)
UNITED STATES (32.9%)
State Street Bank, 0.12%, date 07/30/10, due 08/02/10, repurchase price $141,436,414, collateralized by U.S. Treasure Note, maturing 04/30/15; total market value of $144,267,188	$141,435,000	141,435,000

Total Repurchase Agreement — 32.9%		141,435,000

Total Investments (Cost $421,976,883) (b) — 98.6%		424,288,969

Other assets in excess of liabilities — 1.4%		6,011,274

Net Assets — 100.0%		$430,300,243

*	Non income-producing security.
(a)	All long positions held as collateral for securities sold short.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to financial statements.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS — SHORT POSITIONS (23.9%)
Aerospace & Defense (1.0%)
Northrop Grumman Corp.	73,500	$4,310,040

Air Freight & Logistics (0.7%)
Expeditors International of Washington, Inc.	73,000	3,112,720

Chemicals (0.6%)
Celanese Corp.	85,000	2,387,650

Commercial Banks (2.0%)
Fifth Third Bancorp	325,000	4,130,750
TCF Financial Corp.	275,000	4,356,000

		8,486,750

Communications Equipment (0.6%)
Research In Motion Ltd.*	46,500	2,675,145

Diversified Consumer Services (1.0%)
Capella Education Co.*	47,400	4,404,408

Electronic Equipment & Instruments (0.5%)
Anixter International, Inc.*	48,500	2,343,520

Food Products (1.1%)
Campbell Soup Co.	126,100	4,526,990

Hotels, Restaurants & Leisure (1.5%)
Bally Technologies, Inc.*	99,900	3,226,770
Darden Restaurants, Inc.	80,000	3,351,200

		6,577,970

Insurance (1.1%)
Allstate Corp. (The)	163,100	4,605,944

Internet Software & Services (1.3%)
eBay, Inc.*	260,000	5,436,600

Machinery (1.2%)
Astec Industries, Inc.*	90,000	2,821,500
Badger Meter, Inc.	57,200	2,239,952

		5,061,452

Metals & Mining (0.5%)
Nucor Corp.	55,000	2,152,700

Oil, Gas & Consumable Fuels (3.2%)
Chesapeake Energy Corp.	310,000	6,519,300
ConocoPhillips	130,000	7,178,600

		13,697,900

Pharmaceuticals (0.8%)
Eli Lilly & Co.	100,000	3,560,000

Professional Services (0.8%)
Resources Connection, Inc.*	270,000	3,507,300

Semiconductors & Semiconductor Equipment (2.8%)
Altera Corp.	230,000	6,375,600
Atheros Communications, Inc.*	75,000	1,983,000
NVIDIA Corp.*	410,000	3,767,900

		12,126,500

Software (2.4%)
Autodesk, Inc.*	207,500	6,129,550
Electronic Arts, Inc.*	264,600	4,215,078

		10,344,628

Specialty Retail (0.8%)
Williams-Sonoma, Inc.	130,000	3,472,300

Total Common Stocks — Short Positions		102,790,517

See accompanying notes to financial statements.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
EXCHANGE TRADED FUNDS — SHORT POSITIONS (5.1%)
Equity Funds (5.1%)
Consumer Discretionary Select Sector SPDR Fund	105,000	$3,301,200
iShares Russell 2000 Growth Index Fund	60,000	4,248,000
Materials Select Sector SPDR Fund	115,000	3,678,850
Semiconductor HOLDRs Trust	115,000	3,149,850
SPDR KBW Bank ETF	140,000	3,385,200
SPDR S&P Retail ETF	115,000	4,387,250

		22,150,350

Total Exchange Traded Funds — Short Positions		22,150,350

Total Securities Sold Short (Proceeds $123,559,750) (a) — 29.0%		124,940,867

*	Non income-producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to financial statements.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (92.1%)
AUSTRALIA (2.8%)
Insurance (2.8%)
QBE Insurance Group Ltd. (a)	57,600	$870,578

CANADA (1.8%)
Road & Rail (1.8%)
Canadian National Railway Co.	9,000	566,149

CHINA (2.8%)
Oil, Gas & Consumable Fuels (1.6%)
PetroChina Co. Ltd. (a)	432,000	493,594

Wireless Telecommunication Services (1.2%)
China Mobile Ltd. (a)	38,500	391,987

		885,581

FRANCE (2.2%)
Electrical Equipment (2.2%)
Schneider Electric SA (a)	5,910	680,235

GERMANY (5.0%)
Electric Utilities (2.5%)
E.ON AG (a)	26,100	780,655

Textiles, Apparel & Luxury Goods (2.5%)
Adidas AG (a)	14,600	791,946

		1,572,601

HONG KONG (2.5%)
Real Estate Management & Development (2.5%)
Swire Pacific Ltd., Class A (a)	63,500	772,524

ITALY (6.9%)
Energy Equipment & Services (3.1%)
Tenaris SA ADR	24,200	969,210

Oil, Gas & Consumable Fuels (3.8%)
Eni SpA (a)	57,700	1,179,087

		2,148,297

JAPAN (11.0%)
Chemicals (1.7%)
Shin-Etsu Chemical Co. Ltd. (a)	10,400	516,736

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
JAPAN (continued)
Machinery (2.1%)
Fanuc Ltd. (a)	5,700	$672,876

Office Electronics (3.3%)
Canon, Inc. (a)	23,600	1,022,251

Pharmaceuticals (2.4%)
Takeda Pharmaceutical Co. Ltd. (a)	16,600	761,748

Real Estate Management & Development (1.5%)
Daito Trust Construction Co. Ltd. (a)	8,700	474,259

		3,447,870

NETHERLANDS (1.5%)
Industrial Conglomerates (1.5%)
Koninklijke Philips Electronics NV (a)	15,394	478,552

SINGAPORE (1.6%)
Real Estate Management & Development (1.6%)
City Developments Ltd. (a)	56,000	499,449

SPAIN (1.7%)
Insurance (1.7%)
Mapfre SA (a)	166,525	547,737

SWEDEN (4.1%)
Commercial Banks (2.1%)
Nordea Bank AB (a)	65,500	653,703

Communications Equipment (2.0%)
Telefonaktiebolaget LM Ericsson, B Shares(a)	57,700	636,671

		1,290,374

SWITZERLAND (8.5%)
Insurance (3.4%)
Zurich Financial Services AG (a)	4,600	1,073,534

Pharmaceuticals (5.1%)
Novartis AG (a)	13,400	651,416
Roche Holding AG (a)	7,300	949,190

		1,600,606

		2,674,140

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
TAIWAN (3.4%)
Semiconductors & Semiconductor Equipment (3.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	105,612	$1,066,681

UNITED KINGDOM (15.7%)
Commercial Banks (3.0%)
Standard Chartered PLC (a)	32,300	933,204

Metals & Mining (2.1%)
Rio Tinto PLC	12,600	652,121

Multi-utilities (1.8%)
Centrica PLC (a)	120,900	576,253

Oil, Gas & Consumable Fuels (2.0%)
Royal Dutch Shell PLC, Class B (a)	23,300	615,569

Tobacco (2.8%)
British American Tobacco PLC (a)	25,393	873,642

Wireless Telecommunication Services (4.0%)
Vodafone Group PLC (a)	537,100	1,252,351

		4,903,140

UNITED STATES (20.6%)
Aerospace & Defense (2.0%)
United Technologies Corp.	8,800	625,680

Energy Equipment & Services (1.5%)
Schlumberger Ltd.	7,800	465,348

Food & Staples Retailing (1.9%)
CVS Caremark Corp.	19,600	601,524

Food Products (1.9%)
Kraft Foods, Inc., Class A	19,900	581,279

Health Care Providers & Services (1.4%)
Quest Diagnostics, Inc.	9,000	422,910

Household Products (2.1%)
Procter & Gamble Co. (The)	10,800	660,528

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
UNITED STATES (continued)
Oil, Gas & Consumable Fuels (1.0%)
EOG Resources, Inc.	3,100	$302,250

Pharmaceuticals (3.0%)
Johnson & Johnson	16,300	946,867

Semiconductors & Semiconductor Equipment (2.5%)
Intel Corp.	38,500	793,100

Tobacco (3.3%)
Philip Morris International, Inc.	20,400	1,041,216

		6,440,702

Total Common Stocks		28,844,610

PREFERRED STOCKS (7.7%)
BRAZIL (4.7%)
Commercial Banks (2.5%)
Banco Bradesco SA ADR, Preferred Shares	41,470	772,586

Oil, Gas & Consumable Fuels (2.2%)
Petroleo Brasileiro SA ADR, Preferred Shares	21,400	681,590

		1,454,176

REPUBLIC OF SOUTH KOREA (3.0%)
Semiconductors & Semiconductor Equipment (3.0%)
Samsung Electronics Co. Ltd. GDR, Preferred Shares (a)(b)	4,100	952,912

Total Preferred Stocks		2,407,088

Total Investments (Cost $26,574,995) (c)—99.8%		31,251,698

Other assets in excess of liabilities—0.2%		62,387

Net Assets—100.0%		$31,314,085

(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Financial Services Fund

	Shares or Principal Amount	Value
COMMON STOCKS (92.2%)
AUSTRALIA (4.5%)
Insurance (4.5%)
QBE Insurance Group Ltd. (a)	106,200	$1,605,128

AUSTRIA (3.4%)
Insurance (3.4%)
Vienna Insurance Group (a)	25,700	1,218,746

BRAZIL (7.8%)
Commercial Banks (4.1%)
Itau Unibanco Holding SA	84,600	1,457,459

Diversified Financial Services (3.7%)
BM&F BOVESPA SA	181,447	1,335,990

		2,793,449

CANADA (4.4%)
Commercial Banks (4.4%)
Royal Bank of Canada	30,300	1,583,304

FRANCE (3.0%)
Commercial Banks (3.0%)
BNP Paribas (a)	15,500	1,059,543

HONG KONG (10.9%)
Commercial Banks (10.9%)
Dah Sing Financial Holdings Ltd.*(a)	315,200	1,928,960
Wing Hang Bank Ltd. (a)	183,500	1,983,866

		3,912,826

INDIA (4.5%)
Commercial Banks (4.5%)
ICICI Bank Ltd. ADR	41,800	1,626,438

JAPAN (2.5%)
Real Estate Management & Development (2.5%)
Mitsubishi Estate Co. Ltd. (a)	62,920	886,056

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Financial Services Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
PHILIPPINES (3.8%)
Commercial Banks (3.8%)
Bank of the Philippine Islands (a)	1,310,000	$1,364,037

SINGAPORE (10.6%)
Commercial Banks (10.6%)
Oversea-Chinese Banking Corp. Ltd. (a)	283,919	1,889,413
United Overseas Bank Ltd. (a)	131,000	1,916,422

		3,805,835

SPAIN (6.0%)
Commercial Banks (2.9%)
Banco Bilbao Vizcaya Argentaria SA (a)	79,000	1,059,383

Insurance (3.1%)
Mapfre SA (a)	333,454	1,096,802

		2,156,185

SWEDEN (4.7%)
Commercial Banks (4.7%)
Nordea Bank AB (a)	169,500	1,691,643

SWITZERLAND (4.9%)
Insurance (4.9%)
Zurich Financial Services AG (a)	7,600	1,773,665

UNITED KINGDOM (5.9%)
Commercial Banks (5.9%)
Standard Chartered PLC (a)	73,300	2,117,766

UNITED STATES (15.3%)
Capital Markets (6.3%)
Charles Schwab Corp. (The)	72,200	1,067,838
State Street Corp.	30,400	1,183,168

		2,251,006

Commercial Banks (3.9%)
Wells Fargo & Co.	50,900	1,411,457

Insurance (5.1%)
Aflac, Inc.	10,500	516,495

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Financial Services Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
UNITED STATES (continued)
Insurance (continued)
MetLife, Inc.	31,000	1,303,860

		1,820,355

		5,482,818

Total Common Stocks		33,077,439

PREFERRED STOCKS (6.3%)
BRAZIL (6.3%)
Commercial Banks (6.3%)
Banco Bradesco SA ADR, Preferred Shares	122,210	2,276,772

Total Preferred Stocks		2,276,772

Total Investments (Cost $31,562,847) (b) — 98.5%		35,354,211

Other assets in excess of liabilities — 1.5%		541,549

Net Assets — 100.0%		$35,895,760

*	Non income-producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.1%)
AUSTRIA (1.4%)
Electrical Equipment (1.4%)
Zumtobel AG (a)	35,800	$678,041

BERMUDA (3.5%)
Transportation Infrastructure (3.5%)
Wilson Sons Ltd. BDR	133,900	1,743,410

BRAZIL (7.1%)
Health Care Providers & Services (1.6%)
OdontoPrev SA	85,600	803,048

Multiline Retail (3.8%)
Lojas Renner SA	55,400	1,857,166

Real Estate Management & Development (1.7%)
Multiplan Empreendimentos Imobiliarios SA	44,300	828,421

		3,488,635

EGYPT (2.2%)
Commercial Banks (2.2%)
National Societe Generale Bank (a)	186,670	1,104,634

GERMANY (4.6%)
Chemicals (2.2%)
Fuchs Petrolub AG (a)	11,300	1,082,332

Computers & Peripherals (2.4%)
Wincor Nixdorf AG (a)	21,500	1,210,713

		2,293,045

HONG KONG (7.3%)
Diversified Telecommunication Services (2.6%)
Asia Satellite Telecommunications Holdings Ltd. (a)	841,000	1,297,094

Hotels, Restaurants & Leisure (2.0%)
Cafe De Coral Holdings Ltd. (a)	408,000	981,117

Semiconductors & Semiconductor Equipment (2.7%)
ASM Pacific Technology Ltd. (a)	146,000	1,332,178

		3,610,389

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
HUNGARY (1.8%)
Pharmaceuticals (1.8%)
Richter Gedeon Nyrt. (a)	4,400	$897,711

INDIA (6.6%)
Chemicals (1.8%)
Castrol (India) Ltd. (a)	91,000	908,673

Pharmaceuticals (4.8%)
Aventis Pharma Ltd. (a)	31,100	1,255,174
GlaxoSmithKline Pharmaceuticals Ltd. (a)	25,800	1,123,473

		2,378,647

		3,287,320

ITALY (1.5%)
Multi-Utilities (1.5%)
Hera SpA (a)	400,100	759,289

JAPAN (11.1%)
Food Products (2.3%)
HOKUTO Corp. (a)	56,900	1,121,301

Health Care Equipment & Supplies (1.4%)
Sysmex Corp. (a)	12,300	706,013

Machinery (4.3%)
Amada Co. Ltd. (a)	142,000	925,492
Nabtesco Corp. (a)	76,000	1,200,335

		2,125,827

Personal Products (3.1%)
Dr. Ci:Labo Co. Ltd. (a)	500	1,525,317

		5,478,458

MEXICO (2.5%)
Transportation Infrastructure (2.5%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	233,300	1,242,374

NETHERLANDS (1.0%)
Energy Equipment & Services (1.0%)
Fugro NV (a)	9,100	480,596

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
PHILIPPINES (1.5%)
Commercial Banks (1.5%)
Bank of the Philippine Islands (a)	722,000	$751,782

SINGAPORE (5.5%)
Electronic Equipment & Instruments (2.2%)
Venture Corp. Ltd. (a)	159,000	1,071,054

Health Care Providers & Services (1.9%)
Raffles Medical Group Ltd. (a)	656,000	946,161

Real Estate Management & Development (1.4%)
Wheelock Properties (Singapore) Ltd. (a)	519,000	721,976

		2,739,191

SOUTH AFRICA (4.4%)
Food & Staples Retailing (2.9%)
Massmart Holdings Ltd. (a)	81,000	1,420,666

Specialty Retail (1.5%)
Truworths International Ltd. (a)	94,100	752,060

		2,172,726

SWITZERLAND (1.9%)
Food Products (1.9%)
Barry Callebaut AG *(a)	1,500	947,664

UNITED KINGDOM (20.8%)
Aerospace & Defense (1.3%)
Chemring Group PLC (a)	14,300	647,744

Capital Markets (1.3%)
Close Brothers Group PLC (a)	61,600	649,058

Chemicals (2.1%)
Victrex PLC (a)	54,900	1,052,069

Energy Equipment & Services (2.8%)
John Wood Group PLC (a)	248,800	1,395,727

Hotels, Restaurants & Leisure (2.2%)
Millennium & Copthorne Hotels PLC (a)	139,900	1,067,073

Household Products (1.3%)
PZ Cussons PLC (a)	122,800	661,202

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
UNITED STATES (continued)
Machinery (2.5%)
Weir Group PLC (The) (a)	66,800	$1,230,804

Multiline Retail (2.5%)
Mothercare PLC (a)	152,000	1,244,728

Pharmaceuticals (1.5%)
Dechra Pharmaceuticals PLC (a)	113,800	742,626

Specialty Retail (2.1%)
Halfords Group PLC (a)	135,300	1,021,012

Transportation Infrastructure (1.2%)
Forth Ports PLC (a)	28,500	568,428

		10,280,471

UNITED STATES (14.4%)
Containers & Packaging (2.0%)
Silgan Holdings, Inc.	34,000	966,280

Electric Utilities (1.5%)
ITC Holdings Corp.	13,300	754,642

Electronic Equipment & Instruments (1.9%)
Rofin-Sinar Technologies, Inc.*	43,600	918,216

Energy Equipment & Services (2.5%)
Tidewater, Inc.	30,800	1,262,184

Health Care Providers & Services (3.2%)
LHC Group, Inc.*	43,400	997,766
VCA Antech, Inc.*	27,500	573,100

		1,570,866

Pharmaceuticals (1.6%)
Perrigo Co.	14,300	800,943

Specialty Retail (1.7%)
Urban Outfitters, Inc.*	26,900	865,104

		7,138,235

Total Common Stocks		49,093,971

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
REPURCHASE AGREEMENT (0.2%)
UNITED STATES (0.2%)
State Street Bank, 0.12%, dated 07/30/10, due 08/02/10, repurchase price $116,001, collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $120,796	116,000	$116,000

Total Repurchase Agreement		116,000

Total Investments (Cost $43,201,774) (b) — 99.3%		49,209,971

Other assets in excess of liabilities — 0.7%		332,287

Net Assets — 100.0%		$49,542,258

*	Non income-producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
BDR	Brazilian Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (91.4%)
AUSTRALIA (3.2%)
Insurance (3.2%)
QBE Insurance Group Ltd. (a)	790,600	$11,949,285

CANADA (1.5%)
Road & Rail (1.5%)
Canadian National Railway Co.	91,500	5,755,853

CHINA (3.5%)
Oil, Gas & Consumable Fuels (2.0%)
PetroChina Co. Ltd. (a)	6,602,000	7,543,315

Wireless Telecommunication Services (1.5%)
China Mobile Ltd. (a)	576,558	5,870,211

		13,413,526

FRANCE (3.3%)
Electrical Equipment (2.2%)
Schneider Electric SA (a)	72,858	8,385,882

Food & Staples Retailing (1.1%)
Casino Guichard-Perrachon SA (a)	47,000	4,095,231

		12,481,113

GERMANY (7.0%)
Electric Utilities (3.0%)
E.ON AG (a)	382,400	11,437,634

Food & Staples Retailing (1.1%)
Metro AG (a)	71,800	3,988,406

Textiles, Apparel & Luxury Goods (2.9%)
Adidas AG (a)	202,900	11,005,882

		26,431,922

HONG KONG (2.5%)
Real Estate Management & Development (2.5%)
Swire Pacific Ltd., Class A (a)	772,500	9,398,024

ITALY (6.9%)
Energy Equipment & Services (2.8%)
Tenaris SA ADR	261,600	10,477,080

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
ITALY (continued)
Oil, Gas & Consumable Fuels (4.1%)
Eni SpA (a)	768,500	$15,704,127

		26,181,207

JAPAN (12.2%)
Chemicals (1.9%)
Shin-Etsu Chemical Co. Ltd. (a)	149,868	7,446,366

Machinery (2.1%)
Fanuc Ltd. (a)	66,600	7,862,022

Office Electronics (3.2%)
Canon, Inc. (a)	281,500	12,193,380

Pharmaceuticals (3.4%)
Takeda Pharmaceutical Co. Ltd. (a)	281,804	12,931,547

Real Estate Management & Development (1.6%)
Daito Trust Construction Co. Ltd. (a)	110,600	6,029,088

		46,462,403

MEXICO (2.0%)
Transportation Infrastructure (2.0%)
Grupo Aeroportuario del Sureste SAB de CV, B Shares ADR	140,400	7,463,664

NETHERLANDS (1.9%)
Industrial Conglomerates (1.9%)
Koninklijke Philips Electronics NV (a)	232,263	7,220,348

SINGAPORE (5.5%)
Commercial Banks (2.3%)
Oversea-Chinese Banking Corp. Ltd. (a)	1,297,509	8,634,611

Diversified Telecommunication Services (1.0%)
Singapore Telecommunications Ltd. (a)	1,680,000	3,848,088

Real Estate Management & Development (2.2%)
City Developments Ltd. (a)	952,000	8,490,628

		20,973,327

SPAIN (2.1%)
Insurance (2.1%)
Mapfre SA (a)	2,382,590	7,836,853

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
SWEDEN (3.8%)
Commercial Banks (1.9%)
Nordea Bank AB (a)	722,800	$7,213,684

Communications Equipment (1.9%)
Telefonaktiebolaget LM Ericsson, B Shares(a)	664,700	7,334,407

		14,548,091

SWITZERLAND (11.7%)
Food Products (2.3%)
Nestle SA (a)	172,120	8,507,366

Insurance (3.4%)
Zurich Financial Services AG (a)	55,900	13,045,773

Pharmaceuticals (6.0%)
Novartis AG (a)	230,100	11,185,889
Roche Holding AG (a)	88,600	11,520,305

		22,706,194

		44,259,333

TAIWAN (3.7%)
Semiconductors & Semiconductor Equipment (3.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,399,777	14,137,748

UNITED KINGDOM (20.6%)
Commercial Banks (3.0%)
Standard Chartered PLC (a)	389,300	11,247,563

Machinery (1.5%)
Weir Group PLC (The) (a)	308,000	5,674,964

Metals & Mining (3.7%)
BHP Billiton PLC (a)	118,500	3,630,189
Rio Tinto PLC (a)	197,600	10,226,921

		13,857,110

Multi-utilities (2.2%)
Centrica PLC (a)	1,779,400	8,481,261

Oil, Gas & Consumable Fuels (1.9%)
Royal Dutch Shell PLC, Class B (a)	271,300	7,167,549

Tobacco (3.8%)
British American Tobacco PLC (a)	418,431	14,396,045

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (continued)
Wireless Telecommunication Services (4.5%)
Vodafone Group PLC (a)	7,401,100	$17,257,070

		78,081,562

Total Common Stocks		346,594,259

PREFERRED STOCKS (8.2%)
BRAZIL (4.4%)
Commercial Banks (2.4%)
Banco Bradesco SA ADR, Preferred Shares	477,070	8,887,814

Oil, Gas & Consumable Fuels (2.0%)
Petroleo Brasileiro SA ADR, Preferred Shares	239,600	7,631,260

		16,519,074

REPUBLIC OF SOUTH KOREA (3.8%)
Semiconductors & Semiconductor Equipment (3.8%)
Samsung Electronics Co. Ltd. GDR, Preferred Shares (a)(b)	62,200	14,456,360

Total Preferred Stocks		30,975,434

REPURCHASE AGREEMENT (0.7%)
UNITED STATES (0.7%)
State Street Bank, 0.12%, dated 07/30/10, due 08/02/10, repurchase price $2,692,027, collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $2,746,796	2,692,000	2,692,000

Total Repurchase Agreement		2,692,000

Total Investments (Cost $329,015,092) (c) — 100.3%		380,261,693

Liabilities in excess of other assets — (0.3)%		(986,698)

Net Assets — 100.0%		$379,274,995

(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Natural Resources Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.3%)
AUSTRALIA (2.8%)
Metals & Mining (2.8%)
BHP Billiton Ltd. ADR	35,600	$2,571,388

BRAZIL (6.7%)
Metals & Mining (3.6%)
Vale SA ADR	119,200	3,313,760

Oil, Gas & Consumable Fuels (3.1%)
Petroleo Brasileiro SA ADR	78,500	2,857,400

		6,171,160

CANADA (4.8%)
Metals & Mining (3.0%)
Agnico-Eagle Mines Ltd.	22,400	1,248,800
Barrick Gold Corp.	36,800	1,512,480

		2,761,280

Road & Rail (1.8%)
Canadian National Railway Co.	26,800	1,687,596

		4,448,876

ITALY (5.0%)
Oil, Gas & Consumable Fuels (5.0%)
Eni SpA ADR	111,000	4,541,010

LUXEMBOURG (2.0%)
Energy Equipment & Services (2.0%)
Tenaris SA ADR	45,600	1,836,934

SWITZERLAND (2.2%)
Energy Equipment & Services (2.2%)
Transocean Ltd.*	44,100	2,037,861

UNITED KINGDOM (4.7%)
Energy Equipment & Services (2.2%)
Ensco International PLC ADR	48,700	2,036,147

Metals & Mining (2.5%)
Rio Tinto PLC ADR	43,200	2,242,944

		4,279,091

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Natural Resources Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
UNITED STATES (70.1%)
Chemicals (1.5%)
Monsanto Co.	23,300	$1,347,672

Energy Equipment & Services (19.5%)
Halliburton Co.	182,300	5,447,124
National Oilwell Varco, Inc.	75,300	2,948,748
Schlumberger Ltd.	69,500	4,146,370
TETRA Technologies, Inc.*	172,000	1,792,240
Tidewater, Inc.	87,360	3,580,013

		17,914,495

Machinery (5.9%)
Deere & Co.	31,600	2,107,088
Harsco Corp.	53,800	1,246,008
Terex Corp.*	103,317	2,039,477

		5,392,573

Metals & Mining (1.4%)
AK Steel Holding Corp.	91,800	1,284,282

Oil, Gas & Consumable Fuels (41.8%)
Apache Corp.	59,400	5,677,452
Berry Petroleum Co., Class A	116,400	3,471,048
EOG Resources, Inc.	44,200	4,309,500
Exxon Mobil Corp.	53,004	3,163,279
Hess Corp.	72,500	3,885,275
Occidental Petroleum Corp.	55,600	4,332,908
Peabody Energy Corp.	94,000	4,244,100
Range Resources Corp.	61,400	2,279,168
Southwestern Energy Co.*	81,500	2,970,675
Whiting Petroleum Corp.*	44,809	3,943,640

		38,277,045

		64,216,067

Total Common Stocks		90,102,387

REPURCHASE AGREEMENT (1.9%)

UNITED STATES (1.9%)
State Street Bank, 0.12%, dated 07/30/10, due 8/02/10, repurchase price $1,742,017, collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $1,780,428.	1,742,000	1,742,000

Total Repurchase Agreement		1,742,000

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Natural Resources Fund

Total Investments (Cost $82,528,007) (a) — 100.2%	91,844,387

Liabilities in excess of other assets — (0.2)%	(181,535)

Net Assets — 100.0%	$91,662,852

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (100.0%)
Aerospace & Defense (2.0%)
BE Aerospace, Inc.*	167,769	$4,932,409

Auto Components (2.5%)
Drew Industries, Inc.*	290,800	6,144,604

Biotechnology (1.0%)
United Therapeutics Corp.*	49,460	2,418,099

Chemicals (2.5%)
Valspar Corp.	199,430	6,264,096

Commercial Banks (7.4%)
Bank of the Ozarks, Inc.	106,130	3,974,568
Canadian Western Bank	81,500	2,058,806
CapitalSource, Inc.	950,759	5,115,083
Univest Corp. of Pennsylvania	88,070	1,526,253
Wintrust Financial Corp.	180,971	5,631,818

		18,306,528

Commercial Services & Supplies (1.1%)
Clean Harbors, Inc.*	44,207	2,792,114

Communications Equipment (3.5%)
Polycom, Inc.*	94,050	2,791,404
Tellabs, Inc.	839,653	5,860,778

		8,652,182

Containers & Packaging (0.5%)
Silgan Holdings, Inc.	44,982	1,278,388

Electric Utilities (0.8%)
ITC Holdings Corp.	37,260	2,114,132

Electronic Equipment & Instruments (3.3%)
Littelfuse, Inc.*	122,074	4,347,055
Rofin-Sinar Technologies, Inc.*	178,330	3,755,630

		8,102,685

Energy Equipment & Services (1.5%)
Tidewater, Inc.	92,060	3,772,619

Food Products (1.5%)
Smithfield Foods, Inc.*	253,560	3,613,230

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
Health Care Equipment & Supplies (2.9%)
Hill-Rom Holdings, Inc.	102,700	$3,393,208
Inverness Medical Innovations, Inc.*	46,947	1,320,619
Teleflex, Inc.	44,420	2,517,281

		7,231,108

Health Care Providers & Services (5.0%)
IPC The Hospitalist Co., Inc.*	122,940	3,165,705
LHC Group, Inc.*	170,255	3,914,162
Sun Healthcare Group, Inc.*	338,310	2,801,207
VCA Antech, Inc.*	120,720	2,515,805

		12,396,879

Hotels, Restaurants & Leisure (4.3%)
P.F. Chang’s China Bistro, Inc.*	62,720	2,596,608
Panera Bread Co.*	24,300	1,900,503
Penn National Gaming, Inc.*	131,500	3,601,785
WMS Industries, Inc.*	67,660	2,605,587

		10,704,483

Household Durables (1.3%)
Ethan Allen Interiors, Inc.	211,500	3,244,410

Information Technology Services (0.7%)
Alliance Data Systems Corp.*	30,820	1,771,534

Insurance (4.9%)
Amerisafe, Inc.*	224,160	4,025,914
Aspen Insurance Holdings Ltd.	151,900	4,154,465
Hanover Insurance Group, Inc. (The)	88,853	3,894,427

		12,074,806

Internet & Catalog Retail (1.2%)
NutriSystem, Inc.	157,981	3,090,108

Machinery (12.0%)
Dynamic Materials Corp.	295,627	4,339,804
FreightCar America, Inc.	219,538	5,451,129
Harsco Corp.	162,051	3,753,101
Kennametal, Inc.	180,547	4,945,182
Terex Corp.*	263,965	5,210,669
Wabtec Corp.	138,770	6,190,530

		29,890,415

Metals & Mining (3.3%)
AK Steel Holding Corp.	282,200	3,947,978

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
Metals & Mining (continued)
Compass Minerals International, Inc.	60,400	$4,269,676

		8,217,654

Oil, Gas & Consumable Fuels (3.4%)
Berry Petroleum Co., Class A	187,870	5,602,283
Whiting Petroleum Corp.*	33,768	2,971,922

		8,574,205

Pharmaceuticals (1.0%)
Viropharma, Inc.*	187,790	2,473,194

Real Estate Investment Trust (REIT) (1.4%)
Healthcare Realty Trust, Inc.	151,708	3,560,587

Real Estate Management & Development (2.3%)
Jones Lang LaSalle, Inc.	72,710	5,632,117

Road & Rail (3.5%)
Con-way, Inc.	101,600	3,422,904
Kansas City Southern*	147,100	5,398,570

		8,821,474

Semiconductors & Semiconductor Equipment (2.5%)
Silicon Laboratories, Inc.*	31,000	1,241,550
Teradyne, Inc.*	468,700	5,043,212

		6,284,762

Software (6.1%)
Advent Software, Inc.*	45,297	2,321,924
Concur Technologies, Inc.*	80,208	3,712,026
MICROS Systems, Inc.*	83,767	2,997,184
Solera Holdings, Inc.	158,590	6,023,248

		15,054,382

Specialty Retail (5.7%)
Monro Muffler Brake, Inc.	124,200	5,097,168
Tractor Supply Co.	88,030	6,118,965
Zumiez, Inc.*	155,489	2,845,449

		14,061,582

Textiles, Apparel & Luxury Goods (2.2%)
Phillips-Van Heusen Corp.	106,348	5,518,398

Thrifts & Mortgage Finance (4.4%)
Ocwen Financial Corp.*	470,200	4,965,312
Washington Federal, Inc.	178,980	3,114,252
Westfield Financial, Inc.	334,077	2,742,772

		10,822,336

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
Trading Companies & Distributors (2.7%)
Beacon Roofing Supply, Inc.*	317,830	$5,422,180
Rush Enterprises, Inc., Class A*	90,350	1,349,829

		6,772,009

Wireless Telecommunication Services (1.6%)
Shenandoah Telecommunications Co.	204,869	3,990,848

Total Common Stocks		248,578,377

Total Investments (Cost $216,885,363) (a) — 100.0%		248,578,377

Other assets in excess of liabilities — 0.0%		105,361

Net Assets — 100.0%		$248,683,738

*	Non income-producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.1%)
Aerospace & Defense (4.3%)
Bombardier, Inc.	119,200	$540,316
ITT Corp.	5,400	254,448
United Technologies Corp.	15,400	1,094,940

		1,889,704

Auto Components (1.4%)
BorgWarner, Inc.*	14,000	614,040

Beverages (2.7%)
PepsiCo, Inc.	17,900	1,161,889

Biotechnology (2.4%)
Gilead Sciences, Inc.*	31,000	1,032,920

Capital Markets (3.1%)
Charles Schwab Corp. (The)	35,000	517,650
State Street Corp.	21,100	821,212

		1,338,862

Chemicals (3.7%)
Monsanto Co.	12,300	711,432
Praxair, Inc.	10,300	894,246

		1,605,678

Commercial Banks (3.5%)
Royal Bank of Canada	12,000	627,051
Wells Fargo & Co.	32,600	903,998

		1,531,049

Communications Equipment (5.0%)
Cisco Systems, Inc.*	46,100	1,063,527
QUALCOMM, Inc.	29,350	1,117,648

		2,181,175

Computers & Peripherals (1.9%)
EMC Corp.*	42,700	845,033

Consumer Finance (0.9%)
Capital One Financial Corp.	9,500	402,135

Diversified Financial Services (2.2%)
JPMorgan Chase & Co.	24,350	980,818

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
Diversified Telecommunication Services (1.0%)
TELUS Corp.	11,100	$439,228

Electrical Equipment (2.1%)
Emerson Electric Co.	18,500	916,490

Energy Equipment & Services (3.8%)
Schlumberger Ltd.	16,600	990,356
Tidewater, Inc.	16,100	659,778

		1,650,134

Food & Staples Retailing (2.8%)
CVS Caremark Corp.	39,450	1,210,720

Food Products (4.3%)
Kellogg Co.	14,700	735,735
Kraft Foods, Inc., Class A	39,800	1,162,558

		1,898,293

Health Care Equipment & Supplies (4.4%)
Baxter International, Inc.	23,700	1,037,349
St. Jude Medical, Inc.*	24,000	882,480

		1,919,829

Health Care Providers & Services (3.0%)
Aetna, Inc.	22,700	632,195
Quest Diagnostics, Inc.	14,400	676,656

		1,308,851

Hotels, Restaurants & Leisure (1.0%)
Starwood Hotels & Resorts Worldwide, Inc.	9,400	455,430

Household Products (1.0%)
Procter & Gamble Co. (The)	6,900	422,004

Industrial Conglomerates (1.8%)
3M Co.	9,400	804,076

Information Technology Services (3.1%)
Alliance Data Systems Corp.*	11,500	661,020
Cognizant Technology Solutions Corp.*	12,800	698,368

		1,359,388

Insurance (3.2%)
Aflac, Inc.	8,800	432,872
MetLife, Inc.	22,680	953,921

		1,386,793

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
Internet Software & Services (1.9%)
Yahoo!, Inc.*	59,800	$830,024

Machinery (3.6%)
Deere & Co.	14,800	986,864
PACCAR, Inc.	12,600	577,332

		1,564,196

Media (0.9%)
Comcast Corp.	21,300	414,711

Oil, Gas & Consumable Fuels (9.5%)
Apache Corp.	13,550	1,295,109
EOG Resources, Inc.	9,240	900,900
Exxon Mobil Corp.	14,600	871,328
Hess Corp.	20,600	1,103,954

		4,171,291

Pharmaceuticals (1.6%)
Johnson & Johnson	11,900	691,271

Road & Rail (2.5%)
Canadian National Railway Co.	17,600	1,108,272

Semiconductors & Semiconductor Equipment (3.7%)
Intel Corp.	41,800	861,080
Marvell Technology Group Ltd.*	50,700	756,444

		1,617,524

Software (6.3%)
McAfee, Inc.*	27,300	903,630
Oracle Corp.	47,050	1,112,262
Solera Holdings, Inc.	19,000	721,620

		2,737,512

Specialty Retail (4.0%)
Staples, Inc.	44,500	904,685
TJX Cos., Inc.	12,950	537,684
Urban Outfitters, Inc.*	9,100	292,656

		1,735,025

Tobacco (2.5%)
Philip Morris International, Inc.	21,400	1,092,256

Total Common Stocks		43,316,621

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value
REPURCHASE AGREEMENT (0.5%)
State Street Bank, 0.12%, dated 07/30/10, due 8/02/10, repurchase price $229,002 collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $236,340	229,000	$229,000

Total Repurchase Agreement		229,000

Total Investments (Cost $37,117,807) (a) — 99.6%		43,545,621

Other assets in excess of liabilities — 0.4%		188,421

Net Assets — 100.0%		$43,734,042

*	Non income-producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (2.4%)
CAYMAN ISLANDS (0.3%)
MBNA America European Structured Offerings No. 7 (EUR), 5.45%, 04/19/11	$90,000	$119,571

GERMANY (0.3%)
German Postal Pensions Securitisation 2 PLC, Series 2 (EUR), 4.25%, 01/18/17	100,000	140,467

ITALY (0.2%)
Romulus Finance SRL, Series A1 (EUR), 4.94%, 02/20/13	70,000	80,465

UNITED KINGDOM (0.2%)
Chester Asset Receivables Dealings 2003-B PLC, Class A (GBP), 4.65%, 07/15/13	50,000	81,397

UNITED STATES (1.4%)
Bank of America Credit Card Trust, Series 2007-B3, Class B3 (USD), 0.54%, 08/15/16 (a)	40,000	38,813
Capital One Multi-Asset Execution Trust, Series 2006-B1, Class B1 (USD), 0.62%, 01/15/19 (a)	50,000	47,682
Citibank Credit Card Issuance Trust, Series 2001-A4, Class A4 (EUR), 5.38%, 04/10/13	30,000	39,854
MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1 (USD), 4.45%, 08/15/16	40,000	42,994
Morgan Stanley Resecuritization Trust, Series 2010-F, Class B (USD), 0.59%, 06/17/13 (a)(b)	50,000	49,098
SLM Student Loan Trust 2003-10 (EUR), 4.05%, 12/15/27	230,000	287,204
World Financial Network Credit Card Master Trust, Series 2009-A, Class A (USD), 4.60%, 09/15/15	13,000	13,444
World Financial Network Credit Card Master Trust, Series 2010-A, Class A (USD), 3.96%, 04/15/19	30,000	30,416
World Financial Network Credit Card Master Trust, Series 2010-A, Class M (USD), 5.20%, 04/15/19	30,000	30,743

		580,248

Total Asset-Backed Securities		1,002,148

MORTGAGE BACKED SECURITIES (5.4%)
UNITED STATES (5.4%)
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class ASB (USD), 5.71%, 02/10/51 (a)	100,000	107,955
Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4 (USD), 5.49%, 02/10/51	100,000	102,641
Banc of America Large Loan, Inc., Series 2009-UB1, Class A4A (USD), 5.62%, 06/24/50 (a)(b)	160,000	171,940
BCAP LLC Trust, Series 2009-RR2, Class A1 (USD), 5.52%, 01/21/38 (a)(b)	59,690	58,544
BCAP LLC Trust, Series 2009-RR4, Class 3A1 (USD), 5.38%, 04/26/37 (a)(b)	68,043	67,033
BCAP LLC Trust, Series 2009-RR6, Class 3A1 (USD), 5.02%, 12/26/37 (a)(b)	85,432	83,821
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class AAB (USD), 4.80%, 09/11/42	45,000	47,505
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4 (USD), 5.54%, 09/11/41	25,000	26,831
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class AAB (USD), 5.32%, 02/11/44	100,000	107,315
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 (USD), 5.69%, 06/11/50 (a)	50,000	52,010
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB (USD), 5.70%, 06/11/50	50,000	53,967

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

MORTGAGE BACKED SECURITIES (CONTINUED)
UNITED STATES (continued)
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 (USD), 5.47%, 01/12/45 (a)	$50,000	$53,147
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AM (USD), 5.46%, 10/15/49	20,000	18,754
Citigroup Commercial Mortgage Pass Through Certificates, Series 2007-C6, Class A4 (USD), 5.70%, 12/10/49 (a)	50,000	52,203
Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A5B (USD), 5.17%, 06/10/44 (a)	20,000	18,839
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 (USD), 5.82%, 12/10/49 (a)	40,000	42,466
Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5 (USD), 5.52%, 06/26/37 (a)(b)	81,020	79,235
Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 25A1 (USD), 5.65%, 07/27/36 (a)(b)	81,328	79,113
Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 28A1 (USD), 5.40%, 08/27/37 (a)(b)	37,015	36,097
Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 30A1 (USD), 5.75%, 07/27/37 (a)(b)	82,562	83,254
Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1 (USD), 5.99%, 05/26/37 (a)(b)	77,593	78,726
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4 (USD), 5.54%, 12/10/49	20,000	19,310
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4 (USD), 5.82%, 06/15/49 (a)	100,000	107,303
JP Morgan Re-Remic, Series 2009-7, Class 1A1 (USD), 5.70%, 08/27/37 (a)(b)	82,951	81,399
JP Morgan Re-Remic, Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/37 (a)(b)	87,615	83,558
JP Morgan Re-Remic, Series 2009-7, Class 14A1 (USD), 5.72%, 07/27/37 (a)(b)	83,314	81,339
JP Morgan Re-Remic, Series 2009-7, Class 17A1 (USD), 6.56%, 07/27/37 (a)(b)	83,381	83,239
JP Morgan Re-Remic, Series 2009-8, Class A1 (USD), 5.42%, 04/20/36 (a)(b)	82,123	85,212
Morgan Stanley Capital I, Series 2007-1Q14, Class AAB (USD), 5.65%, 04/15/49 (a)	60,000	63,781
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class 1A6 (USD), 5.50%, 12/25/34	32,588	33,940
Structured Asset Securities Corp., Series 2003-24A, Class 3A2 (USD), 2.52%, 07/25/33 (a)	94,944	92,638
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4 (USD), 5.31%, 11/15/48	30,000	31,487
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB (USD), 5.74%, 06/15/49 (a)	32,000	34,290

Total Mortgage Backed Securities		2,218,892

CORPORATE BONDS (10.0%)
UNITED STATES (10.0%)
Beverages (0.3%)
Anheuser-Busch InBev Worldwide, Inc. (USD), 4.13%, 01/15/15	125,000	132,685

Chemicals (0.1%)
Chevron Phillips Chemical Co. LLC (USD), 7.00%, 06/15/14 (b)	45,000	52,049

Commercial Banks (1.2%)
Bank of America Corp. (USD), 5.63%, 07/01/20	60,000	61,909
Citigroup, Inc. (USD), 6.00%, 12/13/13	95,000	102,250
Goldman Sachs Group, Inc. (USD), 3.70%, 08/01/15	30,000	30,214

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

CORPORATE BONDS (CONTINUED)
UNITED STATES (continued)
Commercial Banks (continued)
(USD), 7.50%, 02/15/19	$5,000	$5,810
(USD), 6.00%, 06/15/20	45,000	48,397
JPMorgan Chase & Co.
(USD), 3.40%, 06/24/15	5,000	5,134
(USD), 4.40%, 07/22/20	70,000	70,168
Merrill Lynch & Co., Inc. (USD), 6.88%, 04/25/18	30,000	33,470
Wells Fargo & Co. (USD), 4.38%, 01/31/13	75,000	79,613
Wells Fargo & Co., Series I (USD), 3.75%, 10/01/14	49,000	51,285

		488,250

Computers & Peripherals (0.1%)
Brocade Communications Systems, Inc. (USD), 6.63%, 01/15/18 (b)	45,000	45,900

Diversified Financial Services (1.4%)
American Honda Finance Corp. (USD), 2.38%, 03/18/13 (b)	150,000	152,756
Blackstone Holdings Finance Co. LLC (USD), 6.63%, 08/15/19 (b)	48,000	49,661
Cantor Fitzgerald LP (USD), 6.38%, 06/26/15 (b)	40,000	40,485
Crown Castle Towers LLC (USD), 6.11%, 01/15/40 (b)	75,000	82,426
ERAC USA Finance LLC(b) (USD), 6.20%, 11/01/16	45,000	49,846
(USD), 5.25%, 10/01/20	65,000	66,621
General Electric Capital Corp (USD), EMTN, 6.88%, 01/10/39	25,000	28,189
Raymond James Financial, Inc. (USD), 8.60%, 08/15/19	32,000	37,767
TECO Finance, Inc. (USD), 4.00%, 03/15/16	45,000	46,491

		554,242

Diversified Telecommunication Services (0.5%)
AT&T, Inc. (USD), 6.15%, 09/15/34	30,000	32,683
Qwest Corp. (USD), 7.63%, 06/15/15	40,000	44,000
SBA Tower Trust (USD), 5.10%, 04/15/17 (b)	55,000	58,836
Verizon Communications, Inc. (USD), 5.55%, 02/15/16	70,000	80,119

		215,638

Electric Utilities (1.7%)
Appalachian Power Co., Series L (USD), 5.80%, 10/01/35	45,000	46,345
Dominion Resources, Inc., Series 06-B (USD), 6.30%, 09/30/66 (a)	75,000	70,594
FirstEnergy Corp., Series C (USD), 7.38%, 11/15/31	35,000	38,383
FPL Group Capital, Inc (USD), 6.35%, 10/01/66 (a)	45,000	41,456
Integrys Energy Group, Inc. (USD), 6.11%, 12/01/66 (a)	65,000	58,581
Jersey Central Power & Light Co. (USD), 7.35%, 02/01/19	35,000	42,369
KCP&L Greater Missouri Operations Co. (USD), 11.88%, 07/01/12	35,000	40,255
NiSource Finance Corp. (USD), 5.40%, 07/15/14	40,000	43,102
PPL Capital Funding, Inc., Series A (USD), 6.70%, 03/30/67 (a)	95,000	84,787
PSEG Power LLC (USD), 2.50%, 04/15/13 (b)	55,000	56,191
Sierra Pacific Power Co., Series M (USD), 6.00%, 05/15/16	45,000	51,098
Southwestern Electric Power Co., Series E (USD), 5.55%, 01/15/17	30,000	32,341
Trans-Allegheny Interstate Line Co. (USD), 4.00%, 01/15/15 (b)	75,000	77,320
Wisconsin Energy Corp., Series A (USD), 6.25%, 05/15/67 (a)	33,000	30,443

		713,265

Energy Equipment & Services (0.9%)
Boardwalk Pipelines LP (USD), 5.75%, 09/15/19	40,000	42,898

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (CONTINUED)
UNITED STATES (continued)
Energy Equipment & Services (continued)
Enterprise Products Operating LLC (USD), 6.13%, 10/15/39	$5,000	$5,256
Enterprise Products Operating LLC, Series M (USD), 5.65%, 04/01/13	90,000	98,195
Kinder Morgan Energy Partners LP (USD), 6.50%, 09/01/39	30,000	32,708
Midcontinent Express Pipeline LLC (USD), 6.70%, 09/15/19 (b)	45,000	47,800
Williams Partners LP
(USD), 7.50%, 06/15/11	45,000	47,226
(USD), 3.80%, 02/15/15	85,000	87,871

		361,954

Food & Staples Retailing (0.2%)
CVS Caremark Corp. (USD), 6.30%, 06/01/37 (a)	105,000	96,600

Food Products (0.4%)
Delhaize America, Inc. (USD), 9.00%, 04/15/31	30,000	40,451
Kraft Foods, Inc. (USD), 5.38%, 02/10/20	105,000	114,854
Kroger Co. (The) (USD), 5.40%, 07/15/40	20,000	20,118

		175,423

Gas Utilities (0.1%)
Florida Gas Transmission Co. LLC (USD), 4.00%, 07/15/15 (b)	40,000	41,360

Health Care Equipment & Supplies (0.3%)
Boston Scientific Corp. (USD), 6.00%, 01/15/20	65,000	67,319
CareFusion Corp. (USD), 5.13%, 08/01/14	45,000	48,943

		116,262

Health Care Providers & Services (0.2%)
Medco Health Solutions, Inc. (USD), 7.25%, 08/15/13	40,000	46,272
Quest Diagnostics, Inc. (USD), 6.95%, 07/01/37	30,000	33,263

		79,535

Information Technology Services (0.1%)
Affiliated Computer Services, Inc. (USD), 5.20%, 06/01/15	50,000	52,950

Insurance (0.3%)
Nationwide Mutual Insurance Co. (USD), 9.38%, 08/15/39 (b)	46,000	52,345
Penn Mutual Life Insurance Co. (The)(b)
(USD), 6.65%, 06/15/34	30,000	26,315
(USD), 7.63%, 06/15/40	10,000	9,719
Reinsurance Group of America, Inc. (USD), 6.45%, 11/15/19	39,000	42,237

		130,616

Media (0.4%)
CBS Corp.
(USD), 8.88%, 05/15/19	10,000	12,841
(USD), 7.88%, 07/30/30	54,000	64,283
Discovery Communications LLC (USD), 6.35%, 06/01/40	50,000	54,707
Viacom, Inc. (USD), 6.88%, 04/30/36	25,000	28,725

		160,556

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

CORPORATE BONDS (CONTINUED)
UNITED STATES (continued)
Metals & Mining (0.3%)
Nucor Corp. (USD), 6.40%, 12/01/37	$45,000	$53,345
Southern Copper Corp. (USD), 6.75%, 04/16/40	45,000	47,274

		100,619

Multi-Utilities (0.3%)
CMS Energy Corp. (USD), 6.55%, 07/17/17	65,000	67,353
PNM Resources, Inc. (USD), 9.25%, 05/15/15	45,000	47,981

		115,334

Oil, Gas & Consumable Fuels (0.3%)
Airgas, Inc. (USD), 7.13%, 10/01/18 (b)	30,000	33,000
ConocoPhillips Holding Co. (USD), 6.95%, 04/15/29	35,000	43,165
XTO Energy, Inc. (USD), 6.50%, 12/15/18	40,000	49,254

		125,419

Paper & Forest Products (0.4%)
Domtar Corp. (USD), 7.13%, 08/15/15	40,000	42,800
International Paper Co. (USD), 7.95%, 06/15/18	85,000	102,601

		145,401

Real Estate Investment Trust (REIT) (0.2%)
ERP Operating LP (USD), 3.85%, 08/15/26 (c)	20,000	20,550
Health Care REIT, Inc. (USD), 6.13%, 04/15/20	35,000	37,013
Mack-Cali Realty LP (USD), 7.75%, 08/15/19	25,000	29,468

		87,031

Specialty Retail (0.1%)
Advance Auto Parts, Inc. (USD), 5.75%, 05/01/20	40,000	41,785

Tobacco (0.2%)
Philip Morris International, Inc. (EUR), EMTN, 5.75%, 03/24/16	50,000	74,735

Total Corporate Bonds		4,107,609

COVERED BONDS (3.5%)
ITALY (0.3%)
Commercial Banks (0.3%)
Banca Monte dei Paschi di Siena SpA (EUR), 3.13%, 06/30/15	100,000	128,882

SWEDEN (0.5%)
Commercial Banks (0.5%)
Nordea Hypotek AB (EUR), EMTN, 3.50%, 01/18/17	80,000	108,004
Swedish Covered Bond Corp. (EUR), EMTN, 3.00%, 02/03/15	60,000	80,383

		188,387

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
COVERED BONDS (CONTINUED)
UNITED KINGDOM (2.7%)
Commercial Banks (2.4%)
Abbey National Treasury Services PLC (EUR), EMTN, 3.13%, 06/30/14	$100,000	$129,825
Bank of Scotland PLC (EUR), EMTN, 4.38%, 07/13/16	400,000	537,235
Lloyds TSB Bank PLC (EUR), EMTN, 4.00%, 06/25/18	100,000	129,471
Royal Bank of Scotland PLC (The) (EUR), EMTN, 2.75%, 06/18/13	150,000	195,051

		991,582

Diversified Financial Services (0.3%)
Nationwide Building Society (EUR), EMTN, 3.88%, 12/05/13	100,000	134,549

		1,126,131

Total Covered Bonds		1,443,400

FOREIGN NON-GOVERNMENT BONDS (13.1%)
AUSTRALIA (0.6%)
Commercial Banks (0.4%)
Commonwealth Bank of Australia
(USD), 3.75%, 10/15/14(b)	45,000	47,049
(EUR), EMTN, 5.50%, 08/06/19	50,000	71,189
Westpac Banking Corp. (USD), 3.00%, 08/04/15	50,000	50,169

		168,407

Real Estate Management & Development (0.2%)
WT Finance Aust Pty Ltd. (GBP), EMTN, 5.50%, 06/27/17	50,000	81,729

		250,136

AUSTRIA (0.3%)
Commercial Banks (0.3%)
KA Finanz AG (EUR), 2.25%, 12/17/12	100,000	131,923

BELGIUM (0.2%)
Beverages (0.2%)
Anheuser-Busch InBev NV (EUR), EMTN, 4.00%, 04/26/18	50,000	67,140

CAYMAN ISLANDS (0.1%)
Computers & Peripherals (0.1%)
Seagate Technology International (USD), 10.00%, 05/01/14 (b)	35,000	40,950

DENMARK (0.2%)
Commercial Banks (0.2%)
Danske Bank A/S (EUR), EMTN, 5.38%, 08/18/14 (a)	70,000	92,640

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
FOREIGN NON-GOVERNMENT BONDS (CONTINUED)
FRANCE (1.6%)
Diversified Telecommunication Services (0.2%)
France Telecom SA, Series 54 (EUR), EMTN, 7.25%, 01/28/13	$50,000	$73,001

Food & Staples Retailing (0.3%)
Casino Guichard Perrachon SA (EUR), EMTN, 6.38%, 04/04/13	100,000	142,404

Government Agency (0.4%)
Agence Francaise de Developpement (EUR), 4.62%, 07/20/16 (a)	150,000	177,839

Insurance (0.6%)
AXA SA (EUR), EMTN, 5.25%, 04/16/40 (a)	50,000	63,385
AXA SA, Series 21 (EUR), EMTN, 5.78%, 07/06/16 (a)(d)	70,000	77,081
Groupama SA 10/49 (EUR), EMTN, 6.30%, 10/29/49	100,000	93,827

		234,293

Oil, Gas & Consumable Fuels (0.1%)
Total Capital SA (USD), 3.00%, 06/24/15	40,000	41,255

		668,792

GERMANY (1.1%)
Commercial Banks (1.1%)
Commerzbank AG (EUR), EMTN, 4.13%, 09/13/16 (a)	50,000	59,955
IKB Deutsche Industriebank AG (EUR), 2.13%, 09/10/12	200,000	265,058
NRW Bank AG (EUR), EMTN, 4.50%, 05/29/17	100,000	145,179

		470,192

ITALY (1.3%)
Commercial Banks (0.7%)
Intesa Sanpaolo SpA (EUR), EMTN, 5.00%, 04/28/11	100,000	133,240
UniCredit SpA (EUR), EMTN, 4.88%, 02/12/13	100,000	137,356

		270,596

Insurance (0.3%)
Assicurazioni Generali SpA (EUR), EMTN, 5.13%, 09/16/24	100,000	139,950

Wireless Telecommunication Services (0.3%)
Telecom Italia Finance SA (EUR), EMTN, 7.75%, 01/24/33	90,000	136,559

		547,105

LUXEMBOURG (0.1%)
Health Care Equipment & Supplies (0.1%)
Covidien International Finance SA (USD), 1.88%, 06/15/13	45,000	45,528

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

FOREIGN NON-GOVERNMENT BONDS (CONTINUED)
MEXICO (0.2%)
Diversified Telecommunication Services (0.2%)
America Movil SAB de CV (GBP), 5.75%, 06/28/30	$50,000	$79,281

NETHERLANDS (0.4%)
Commercial Banks (0.3%)
Fortis Bank Nederland (EUR), EMTN, 3.38%, 05/19/14	100,000	136,897

Oil, Gas & Consumable Fuels (0.1%)
Shell International Finance BV (USD), 3.10%, 06/28/15	40,000	41,461

		178,358

REPUBLIC OF IRELAND (0.8%)
Commercial Banks (0.5%)
Allied Irish Banks PLC (EUR), EMTN, 5.63%, 11/12/14	50,000	63,200
Bank of Ireland (EUR), EMTN, 4.63%, 04/08/13	100,000	129,300

		192,500

Diversified Financial Services (0.3%)
Irish Nationwide Building Society (EUR), EMTN, 3.50%, 09/22/10	100,000	130,519

		323,019

SPAIN (0.5%)
Insurance (0.3%)
Mapfre SA (EUR), 5.92%, 07/24/37 (a)	100,000	115,144

Wireless Telecommunication Services (0.2%)
Telefonica Emisiones SAU (EUR), EMTN, 5.50%, 04/01/16	50,000	70,716

		185,860

SUPRANATIONAL (0.8%)
Supranational (0.8%)
Eurofima (EUR), EMTN 4.00%, 10/27/21	100,000	138,126
European Investment Bank (EUR), EMTN, 4.00%, 04/15/30	50,000	67,431
International Bank for Reconstruction & Development, Series GDIF (EUR), EMTN, 3.88%, 05/20/19	100,000	140,137

		345,694

SWEDEN (0.8%)
Commercial Banks (0.8%)
Nordea Bank AB (EUR), EMTN, 6.25%, 09/10/18 (a)	100,000	142,182
Skandinaviska Enskilda Banken AB (GBP), 6.63%, 07/09/14	100,000	175,110

		317,292

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
FOREIGN NON - GOVERNMENT BONDS (CONTINUED)
UNITED KINGDOM (3.3%)
Commercial Banks (1.4%)
Barclays Bank PLC (GBP), EMTN, 8.25%, 12/15/18 (a) (d)	$70,000	$114,234
HSBC Capital Funding LP/Jersey Channel Islands (EUR), 5.37%, 03/24/14 (a) (d)	90,000	110,833
Lloyds TSB Bank PLC (EUR), EMTN, 6.50%, 03/24/20	50,000	66,024
Royal Bank of Scotland Group PLC (EUR), EMTN, 5.25%, 05/15/13	100,000	135,842
Royal Bank of Scotland PLC (The) (EUR), EMTN, 6.93%, 04/09/18	50,000	68,006
Standard Chartered Bank (EUR), EMTN, 5.88%, 09/26/17	50,000	70,855

		565,794

Diversified Financial Services (0.7%)
Coventry Building Society (GBP), EMTN, 2.00%, 04/05/12	100,000	158,716
Nationwide Building Society
(EUR), 3.75%, 01/20/15	50,000	65,770
(EUR), 6.75%, 07/22/20	60,000	79,088

		303,574

Food & Staples (0.4%)
Tesco PLC (EUR), EMTN, 5.88%, 09/12/16	100,000	151,853

Insurance (0.2%)
Aviva PLC (EUR), 5.70%, 09/29/15 (a) (d)	80,000	90,178

Water Utility (0.6%)
Severn Trent Utilities Finance PLC (EUR), EMTN, 5.25%, 03/11/16	100,000	143,257
United Utilities Water PLC (EUR), EMTN, 4.25%, 01/24/20	60,000	79,729

		222,986

		1,334,385

UNITED STATES (0.8%)
Commercial Banks (0.6%)
Bank of America Corp., Series 169 (EUR), EMTN, 4.75%, 05/23/17 (a)	50,000	62,825
Citigroup, Inc. (EUR), EMTN, 7.38%, 09/04/19	50,000	76,230
SG Capital Trust III (EUR), 5.42%, 11/10/13 (a) (d)	100,000	111,419

		250,474

Specialty Retail (0.2%)
Wal-Mart Stores, Inc. (EUR), 4.88%, 09/21/29	50,000	70,906

		321,380

Total Foreign Non-Government Bonds		5,399,675

MUNICIPAL BONDS (0.6%)
UNITED STATES (0.6%)
California (0.1%)
Bay Area Toll Authority California Revenue Bonds (Build America Bonds) (USD), 7.04%, 04/01/50	35,000	35,250

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (CONTINUED)
UNITED STATES (continued)
Georgia (0.1%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/57	$55,000	$55,065

Illinois (0.3%)
Chicago Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/40	55,000	53,660
Illinois State Toll Highway Authority Revenue Bonds (Build America Bonds) (USD), 5.85%, 12/01/34	55,000	54,384

		108,044

New York (0.1%)
Metropolitan Transportation Authority Revenue Bonds (Build America Bonds) (USD), 6.09%, 11/15/40	55,000	56,542

Total Municipal Bonds		254,901

OTHER DOMESTIC GOVERNMENT BONDS (34.5%)
AUSTRALIA (0.6%)
Australia Government Bond, Series 120 (AUD), 6.00%, 02/15/17	265,000	252,984

AUSTRIA (0.4%)
Austria Government Bond, Series 976 (EUR), 6.25%, 07/15/27	90,000	157,375

CANADA (2.3%)
Canadian Government Bond
(CAD), 5.00%, 06/01/14	425,000	457,907
(CAD), 4.00%, 06/01/17	150,000	157,655
Canadian Government Bond, Series WL43 (CAD), 5.75%, 06/01/29	260,000	324,296

		939,858

DENMARK (0.2%)
Denmark Government Bond (DKK), 4.50%, 11/15/39	300,000	63,906

FINLAND (0.7%)
Finnish Government Bond (EUR), 4.00%, 07/04/25	190,000	268,167

GERMANY (5.6%)
Bundesobligation, Series 151 (EUR), 4.25%, 10/12/12	95,000	132,946
Bundesobligation, Series 154 (EUR), 2.25%, 04/11/14	190,000	256,936
Bundesrepublik Deutschland (EUR), 3.00%, 07/04/20	85,000	113,880
Bundesrepublik Deutschland, Series 01 (EUR), 5.00%, 07/04/11	70,000	94,858
Bundesrepublik Deutschland, Series 02 (EUR), 5.00%, 01/04/12	520,000	719,089
Bundesrepublik Deutschland, Series 03 (EUR), 4.25%, 01/04/14	478,000	686,499
Bundesrepublik Deutschland, Series 05
(EUR), 3.50%, 01/04/16	20,000	28,219
(EUR), 4.00%, 01/04/37	70,000	101,062
Bundesrepublik Deutschland, Series 07 (EUR), 4.25%, 07/04/39	50,000	75,848
Bundesrepublik Deutschland, Series 08 (EUR), 3.75%, 01/04/19	50,000	71,231
Bundesrepublik Deutschland, Series 09 (EUR), 3.50%, 07/04/19	9,000	12,584

		2,293,152

ITALY (3.5%)
Buoni Poliennali Del Tesoro
(EUR), 4.00%, 04/15/12	480,000	648,481
(EUR), 4.25%, 09/01/19	375,000	506,186

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
OTHER DOMESTIC GOVERNMENT BONDS (CONTINUED)
ITALY (continued)
(EUR), 5.00%, 09/01/40	$220,000	$291,280

		1,445,947

JAPAN (14.2%)
Japan Government 5 Year Bond, Series 81 (JPY), 0.80%, 03/20/14	204,000,000	2,410,662
Japan Government 10 Year Bond, Series 275 (JPY), 1.40%, 12/20/15	70,000,000	853,303
Japan Government 10 Year Bond, Series 297 (JPY), 1.40%, 12/20/18	33,000,000	400,824
Japan Government 20 Year Bond, Series 62 (JPY), 0.80%, 06/20/23	145,000,000	1,561,393
Japan Government 30 Year Bond, Series 10 (JPY), 1.10%, 03/20/33	60,000,000	604,697

		5,830,879

NETHERLANDS (1.8%)
Netherlands Government Bond
(EUR), 4.50%, 07/15/17	210,000	310,113
(EUR), 3.50%, 07/15/20	250,000	342,787
(EUR), 3.75%, 01/15/42	60,000	82,357

		735,257

POLAND (0.2%)
Poland Government Bond, Series 0415 (PLN), 5.50%, 04/25/15	310,000	101,252

REPUBLIC OF IRELAND (0.2%)
Ireland Government Bond (EUR), 5.90%, 10/18/19	74,000	102,971

SPAIN (0.8%)
Spain Government Bond
(EUR), 3.15%, 01/31/16	130,000	168,691
(EUR), 4.20%, 01/31/37	140,000	160,521

		329,212

SWEDEN (0.8%)
Swedish Government Bond, Series 1046 (SEK), 5.50%, 10/08/12	2,100,000	315,932

UNITED KINGDOM (3.2%)
United Kingdom Treasury Gilt
(GBP), 2.75%, 01/22/15	280,000	452,160
(GBP), 5.00%, 03/07/25	130,000	229,041
(GBP), 4.25%, 03/07/36	300,000	468,203
(GBP), 4.25%, 12/07/49	110,000	171,519

		1,320,923

Total Other Domestic Government Bonds		14,157,815

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (9.8%)
UNITED STATES (9.8%)
Federal Home Loan Mortgage Corp., Pool # 1J0867 (USD), 5.18%, 01/01/38 (a)	80,357	84,325
Federal Home Loan Mortgage Corp., Pool # C91293 (USD), 5.00%, 03/01/30	107,997	115,600
Federal Home Loan Mortgage Corp., Pool # G13774 (USD), 5.50%, 12/01/20	83,655	90,725
Federal Home Loan Mortgage Corp., Series 2 (USD), 3.00%, 12/30/14	40,000	40,466
Federal Home Loan Mortgage Corp., Series 2751, Class NE (USD), 5.00%, 06/15/32	130,000	140,939
Federal Home Loan Mortgage Corp., Series 2759, Class GD (USD), 5.00%, 07/15/32	30,000	32,681
Federal Home Loan Mortgage Corp., Series 2827, Class TE (USD), 5.00%, 04/15/33	85,000	93,099
Federal Home Loan Mortgage Corp., Series 2836, Class EG (USD), 5.00%, 12/15/32	85,000	92,207
Federal Home Loan Mortgage Corp., Series 2844, Class PD (USD), 5.00%, 12/15/32	55,000	59,637
Federal Home Loan Mortgage Corp., Series 2864, Class PE (USD), 5.00%, 06/15/33	85,000	92,677

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (CONTINUED)
UNITED STATES (continued)
Federal Home Loan Mortgage Corp., Series 2931, Class JE (USD), 5.00%, 03/15/33	$95,000	$103,952
Federal Home Loan Mortgage Corp., Series 2941, Class XD (USD), 5.00%, 05/15/33	130,000	140,133
Federal Home Loan Mortgage Corp., Series 2987, Class KG (USD), 5.00%, 12/15/34	30,000	32,845
Federal Home Loan Mortgage Corp., Series 3017, Class MK (USD), 5.00%, 12/15/34	85,000	92,758
Federal Home Loan Mortgage Corp., Series 3036, Class ND (USD), 5.00%, 05/15/34	105,000	115,090
Federal Home Loan Mortgage Corp., Series 3074, Class WJ (USD), 5.00%, 10/15/34	85,000	93,387
Federal Home Loan Mortgage Corp., Series 3113, Class QD (USD), 5.00%, 06/15/34	110,000	119,310
Federal Home Loan Mortgage Corp., Series 3659, Class BD (USD), 5.00%, 01/15/37	30,000	33,025
Federal National Mortgage Association (USD), 2.75%, 12/29/14	40,000	40,377
Federal National Mortgage Association, Pool # 685200 (USD), 5.00%, 03/01/18	159,638	171,703
Federal National Mortgage Association, Pool # 868691 (USD), 6.00%, 04/01/36	104,512	113,822
Federal National Mortgage Association, Pool # 889273 (USD), 5.50%, 04/01/38	117,441	126,679
Federal National Mortgage Association, Pool # 889990 (USD), 5.50%, 09/01/38	76,174	82,166
Federal National Mortgage Association, Pool # 890101 (USD), 6.00%, 02/01/39	40,819	44,404
Federal National Mortgage Association, Pool # 890206 (USD), 5.50%, 10/01/21	92,684	100,632
Federal National Mortgage Association, Pool # 890234 (USD), 6.00%, 10/01/38	80,000	87,030
Federal National Mortgage Association, Pool # 930768 (USD), 4.00%, 03/01/29	60,305	62,639
Federal National Mortgage Association, Pool # 950300 (USD), 6.00%, 08/01/37	43,510	47,494
Federal National Mortgage Association, Pool # 959642 (USD), 6.00%, 11/01/37	40,848	44,436
Federal National Mortgage Association, Pool # 960128 (USD), 6.00%, 11/01/37	53,151	57,819
Federal National Mortgage Association, Pool # 966202 (USD), 6.00%, 12/01/37	83,518	90,853
Federal National Mortgage Association, Pool # 975100 (USD), 5.50%, 06/01/38	162,698	175,497
Federal National Mortgage Association, Pool # AD0921 (USD), 5.50%, 11/01/39	144,726	156,111
Federal National Mortgage Association, Pool # AE0102 (USD), 6.00%, 07/01/36	50,000	55,235
Federal National Mortgage Association, Series 2003-86, Class OE (USD), 5.00%, 03/25/32	85,000	90,843
Federal National Mortgage Association, Series 2005 12, Class JE (USD), 5.00%, 09/25/33	60,000	65,670
Federal National Mortgage Association, Series 2005-101, Class ND (USD), 5.00%, 06/25/34	130,000	143,180
Federal National Mortgage Association, Series 2006-63, Class QE (USD), 5.50%, 11/25/32	110,000	117,627
Federal National Mortgage Association, Series 2009-86, Class PC (USD), 5.00%, 03/25/37	130,000	142,082
Federal National Mortgage Association, Series 2010-9, Class MD (USD), 5.00%, 02/25/38	40,000	44,300
Federal National Mortgage Association, TBA(e)
(USD), 5.00%, 05/25/40	115,000	122,547
(USD), 6.50%, 05/25/40	200,000	219,281
Government National Mortgage Association, Series 2010-7, Class EA (USD), 5.00%, 06/16/38	55,000	60,994

Total U.S. Government Mortgage Backed Agencies		4,036,277

U.S. TREASURY OBLIGATIONS (12.4%)
UNITED STATES (12.4%)
U.S. Treasury Bonds
(USD), 8.13%, 05/15/21	14,000	20,521
(USD), 5.25%, 02/15/29	529,000	637,858
(USD), 4.63%, 02/15/40	98,000	108,979
U.S. Treasury Notes
(USD), 0.63%, 06/30/12	1,309,000	1,311,252
(USD), 1.38%, 02/15/13	73,000	74,221
(USD), 1.00%, 07/15/13	1,514,000	1,521,691
(USD), 1.88%, 06/30/15	298,000	302,400
(USD), 3.00%, 09/30/16	125,000	131,680
(USD), 3.25%, 03/31/17	568,000	603,500

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
U.S. TREASURY OBLIGATIONS (CONTINUED)
UNITED STATES (continued)
(USD), 3.50%, 05/15/20	$359,000	$377,007

Total U.S. Treasury Obligations		5,089,109

YANKEE DOLLARS (0.9%)
CANADA (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petro-Canada (USD), 6.05%, 05/15/18	45,000	51,739

CAYMAN ISLANDS (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Noble Holding International Ltd. 08/20 (USD), 4.90%, 08/01/20	40,000	41,810

HONG KONG (0.3%)
Commercial Services & Supplies (0.3%)
Hutchison Whampoa International 09/16 Ltd. (USD), 4.63%, 09/11/15 (b)	90,000	95,743

LUXEMBOURG (0.2%)
Electric Utilities (0.2%)
ENEL Finance International SA (USD), 5.70%, 01/15/13 (b)	75,000	80,801

NETHERLANDS (0.1%)
Electric Utilities (0.1%)
EDP Finance BV (USD), 6.00%, 02/02/18 (b)	50,000	50,278

UNITED KINGDOM (0.1%)
Electric Utilities (0.1%)
Western Power Distribution Holdings Ltd. (USD), 7.25%, 12/15/17 (b)	25,000	27,212

Total Yankee Dollars		347,583

REPURCHASE AGREEMENT (5.7%)
UNITED STATES (5.7%)
State Street Bank, 0.12%, dated 07/30/10, due 8/02/10, repurchase price $2,336,023, collateralized by U.S. Treasury Bill, maturing 04/30/15; total market value of $2,384,408	2,336,000	2,336,000

Total Repurchase Agreement		2,336,000

Total Investments (Cost $39,773,212) (f) — 98.3%		40,393,409

Other assets in excess of liabilities — 1.7%		700,137

Net Assets — 100.0%		$41,093,546

(a)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2010.
(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(c)	Convertible Bond
(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The date shown is the next call date.
(e)	Mortgage Dollar Rolls.
(f)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

DKK — Danish Krone

EMTN — Euro Medium Term Note

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

TWD — New Taiwanese Dollar

USD — U.S. Dollar

ZAR — South African Rand

At July 31, 2010, the Fund held the following futures contracts:

Futures Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation
Japan Government 10 Year Bond Mini Future	9	09/08/10	$13,825

At July 31, 2010, the Fund’s open forward foreign currency contracts were as follows:

Purchase / Sale		Amount Purchased		Amount Sold	Market Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar settlement date 10/22/10	AUD	617,000	USD	529,910	$552,988	$23,078
British Pound/United States Dollar settlement date 10/22/10	GBP	318,000	USD	488,782	498,802	10,020
Canadian Dollar/United States Dollar settlement date 10/22/10	CAD	104,000	USD	98,570	101,045	2,475
Czech Koruna/United States Dollar settlement date 10/22/10	CZK	950,000	USD	48,297	49,897	1,600
Danish Krone/United States Dollar
settlement date 10/22/10	DKK	769,000	USD	133,738	134,491	753
Hungarian Forint/United States Dollar settlement date 10/22/10	HUF	9,260,000	USD	41,123	42,134	1,011
Japanese Yen/United States Dollar settlement date 10/22/10	JPY	121,695,000	USD	1,398,455	1,409,639	11,184
Malaysian Ringgit/United States Dollar settlement date 09/03/10	MYR	280,000	USD	85,262	87,851	2,589
Mexican Nuevo Peso/United States Dollar settlement date 10/22/10	MXN	1,637,000	USD	125,788	128,631	2,843
New Taiwan Dollar/United States Dollar settlement date 09/03/10	TWD	5,420,000	USD	169,999	169,356	(643)
Norwegian Krone/United States Dollar settlement date 10/22/10	NOK	321,000	USD	50,728	52,614	1,886
Polish Zloty/United States Dollar settlement date 10/22/10	PLN	60,000	USD	18,673	19,422	749
Singapore Dollar/United States Dollar settlement date 10/22/10	SGD	166,000	USD	120,478	122,101	1,623
South African Rand/United States Dollar settlement date 10/22/10	ZAR	640,000	USD	82,703	86,566	3,863
South Korean Won/United States Dollar settlement date 09/03/10	KRW	465,000,000	USD	385,892	393,309	7,417
United States Dollar/British Pound settlement date 10/22/10	USD	405,479	GBP	266,000	417,237	(11,758)
United States Dollar/Euro settlement date 10/22/10	USD	664,670	EUR	513,000	668,397	(3,727)
United States Dollar/New Zealand Dollar settlement date 10/22/10	USD	802,569	NZD	1,130,000	814,715	(12,146)
United States Dollar/Swedish Krona settlement date 10/22/10	USD	102,203	SEK	753,000	104,223	(2,020)
United States Dollar/Swiss Franc settlement date 10/22/10	USD	101,909	CHF	107,000	102,810	(901)

					$5,956,228	$39,896

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (98.0%)
Alabama (2.8%)
Auburn University Revenue Bonds, Prerefunded, Series A, 5.50%, 06/01/18	1,685,000	$1,757,859
City of Birmingham Revenue Bonds, Warrants, Series A, 4.75%, 01/01/29	1,750,000	1,743,543

		3,501,402

Arizona (1.7%)
City of Tempe General Obligation Unlimited Bonds, 5.00%, 07/01/22	1,900,000	2,118,443

California (9.4%)
California Educational Facilities Authority Revenue Bonds (California Institute of Technology), 5.00%, 11/01/39	1,000,000	1,072,570
Los Angeles Community College District General Obligation Unlimited Bonds, Series A, 5.50%, 08/01/25	1,000,000	1,126,830
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds (Capital Project), Series A, 5.00%, 10/01/22	1,300,000	1,426,295
Portola Valley School District General Obligation Unlimited Bonds 5.00%, 08/01/29	1,000,000	1,090,300
State of California General Obligation Unlimited Bonds, 5.00%, 03/01/26	2,000,000	2,054,700
State of California General Obligation Unlimited Bonds, Series A, 5.00%, 07/01/22	1,100,000	1,190,398
University of California Revenue Bonds, Series Q, 5.25%, 05/15/29	3,320,000	3,589,518

		11,550,611

Connecticut (2.5%)
City of Harford General Obligation Unlimited Bonds, Series A,
5.00%, 08/15/15	100,000	116,318
5.00%, 08/15/16	1,870,000	2,181,430
University of Connecticut Revenue Bonds (Student Fee), Series A, 5.00%, 11/15/25	700,000	786,688

		3,084,436

Georgia (5.5%)
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/21	500,000	578,625
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/28	100,000	110,170
Georgia Local Government Certificate of Participation, (Grantor Trust), Series A, 4.75%, 06/01/28	955,000	897,987
Municipal Electric Authority of Georgia Revenue Bonds, Escrowed to Maturity, Series V, 6.60%, 01/01/18	465,000	565,714
Municipal Electric Authority of Georgia Revenue Bonds, Prerefunded, Series V, 6.60%, 01/01/18	55,000	64,097
Municipal Electric Authority of Georgia Revenue Bonds, Series V, 6.60%, 01/01/18	2,230,000	2,651,492
Private College & Universities Authority Revenue Bonds (Emory University Project), Series C, 5.00%, 09/01/17	380,000	449,901
Private College & Universities Authority Revenue Bonds (Mercer University Project), Series A, 5.25%, 10/01/25	1,500,000	1,504,230

		6,822,216

Illinois (2.0%)
Illinois Finance Authority Revenue Bonds (University of Chicago), Series A, 5.00%, 07/01/27	1,165,000	1,230,461

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (CONTINUED)
Illinois (continued)
Illinois State Toll Highway Authority Revenue Bonds, Prerefunded, Sr. Priority, Series A-2, 5.00%, 01/01/27	1,000,000	$1,187,840

		2,418,301

Indiana (5.2%)
Indiana Toll Road Commission Revenue Bonds, Escrowed to Maturity, 9.00%, 01/01/15	5,335,000	6,365,882

Louisiana (0.5%)
East Baton Rouge Parish Sales Tax Revenue Bonds, (Road & Street Improvement), 5.00%, 08/01/24	540,000	585,965

Massachusetts (8.9%)
Commonwealth of Massachusetts General Obligation Unlimited Bonds, Series D,
5.50%, 10/01/16	1,000,000	1,203,750
5.50%, 10/01/18	2,000,000	2,441,900
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Amherst College), Series K-2, 2.75%, 11/01/38	1,000,000	1,029,620
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Harvard University), Series A, 5.00%, 12/15/29	2,000,000	2,222,500
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Massachusetts Institute of Technology), Series A, 5.00%, 07/01/38	1,000,000	1,064,770
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Tufts University), Series M, 5.25%, 02/15/22	1,500,000	1,792,950
Texas State Transportation Commission General Obligation Limited Bond (First Tier), 5.50%, 08/01/19	1,000,000	1,224,890

		10,980,380

Michigan (3.1%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/20	900,000	999,702
State of Michigan General Obligation Unlimited Bonds, (Environmental Protection Program), Partially Prerefunded, 6.25%, 11/01/12	2,715,000	2,870,244

		3,869,946

Minnesota (0.4%)
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/29	500,000	553,040

Mississippi (0.9%)
Mississippi Development Bank Special Obligation Revenue Bonds (Jackson Public School District), 5.50%, 04/01/22	1,000,000	1,148,490

Missouri (0.9%)
County of Jackson Revenue Bonds, Series A, 5.50%, 12/01/12	1,090,000	1,125,087

New Hampshire (1.8%)
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College), 5.25%, 06/01/39	1,000,000	1,088,240
New Hampshire Health & Education Facilities Authority Revenue Bonds (University Systems), Series A, 5.00%, 07/01/23	1,000,000	1,082,080

		2,170,320

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (CONTINUED)
New Jersey (3.6%)
New Jersey Economic Development Authority Revenue Bonds, Series BB, 5.25%, 09/01/24	2,000,000	$2,175,920
New Jersey State Turnpike Authority Revenue Bonds, Escrowed to Maturity, Series C, 6.50%, 01/01/16	790,000	934,230
New Jersey State Turnpike Authority Revenue Bonds, Series C, 6.50%, 01/01/16	155,000	185,484
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.75%, 06/15/17	1,000,000	1,184,390

		4,480,024

New York (9.7%)
Nassau County Generation Obligation Unlimited Bonds, Series F, 5.00%, 10/01/17	750,000	881,303
New York City Transitional Finance Authority Revenue Bonds, Series D, 5.00%, 02/01/23	2,000,000	2,120,540
New York Local Government Assistance Corp. Revenue Bonds, Series E, 6.00%, 04/01/14	965,000	1,091,048
New York State Dormitory Authority Revenue Bonds (State University Dormitory Facilities), Series A, 5.00%, 07/01/39	2,500,000	2,577,850
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/23	1,160,000	1,359,392
Oneida County Industrial Development Agency Revenue Bonds, (Hamilton College Civic Facilities), 5.00%, 09/15/27	2,565,000	2,785,539
Tompkins County Industrial Development Agency (Cornell University Civic Facilities), 5.25%, 07/01/30	1,000,000	1,102,250

		11,917,922

North Carolina (0.3%)
North Carolina Housing Finance Agency Revenue Bonds, (Single Family), Series AA, 6.25%, 03/01/17	350,000	350,032

Pennsylvania (5.4%)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/19	800,000	955,736
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/29	4,100,000	4,606,883
Unionville-Chadds Ford School District General Obligation Limited Bonds, Series A, 5.00%, 06/01/22	1,000,000	1,141,530

		6,704,149

South Carolina (1.8%)
City of Greenville Revenue Bonds, Prerefunded, 5.25%, 02/01/16	1,685,000	1,810,364
University of South Carolina Revenue Bonds, Series A, 5.00%, 06/01/30	350,000	369,684

		2,180,048

Texas (24.9%)
City of Houston General Obligation Limited Bonds (Public Improvement), Series A, 5.00%, 03/01/30	1,575,000	1,688,337
City of Houston General Obligation Limited Bonds (Public Improvement), Series A-1, 5.00%, 03/01/19	2,000,000	2,169,260
City of Houston Revenue Bonds, Series A, 5.25%, 05/15/20	1,500,000	1,653,570
City of San Antonio Revenue Bonds, 5.00%, 05/15/25	1,000,000	1,051,110
City of Wichita Falls Revenue Bonds, Prerefunded, 5.375%, 08/01/19	2,000,000	2,100,420
Dallas Area Rapid Transit Revenue Bonds, 5.00%, 12/01/36	2,000,000	2,074,440
Fort Bend Independent School District General Obligation Unlimited Bonds, Escrowed to Maturity, 5.00%, 02/15/18	2,300,000	2,769,430

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Escrowed to Maturity, Series B, 5.75%, 07/01/27	5,325,000	$6,552,306
Lower Colorado River Authority Revenue Bonds, Escrowed to Maturity, Series B, 6.00%, 01/01/17	1,245,000	1,537,201
State of Texas General Obligation Unlimited Bonds (Transportation Commission-Mobility Fund), 5.00%, 04/01/20	2,500,000	2,843,275
State of Texas General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/18	1,050,000	1,268,978
State of Texas Transportation Commission Revenue Bonds, 5.00%, 04/01/27	1,500,000	1,628,820
Texas A&M University Revenue Bonds (Financing System), Series A, 5.00%, 05/15/25	2,065,000	2,303,920
University of North Texas Revenue Bonds (Financing System), Series A, 5.00%, 04/15/28	1,000,000	1,079,650

		30,720,717

Washington (6.7%)
City of Seattle Revenue Bonds
4.50%, 08/01/19	1,000,000	1,072,380
5.00%, 02/01/26	1,000,000	1,093,960
County of King General Obligation Limited Bonds, 5.00%, 01/01/25	2,000,000	2,203,820
State of Washington General Obligation Unlimited Bonds, Series C, 5.00%, 01/01/26	200,000	219,148
State of Washington General Obligation Unlimited Bonds, Series D, 5.00%, 01/01/24	1,250,000	1,357,012
State of Washington General Obligation Unlimited Bonds, Series R-2010A, 5.00%, 01/01/22	2,000,000	2,284,100

		8,230,420

Total Municipal Bonds		120,877,831

REPURCHASE AGREEMENT (1.2%)
UNITED STATES (1.2%)
State Street Bank, 0.12%, dated 07/30/10, due 8/02/10, repurchase price $1,451,015, collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $1,481,064	1,451,000	1,451,000

Total Repurchase Agreement		1,451,000

Total Investments (Cost $114,309,496) (a) — 99.2%		122,328,831

Other assets in excess of liabilities — 0.8%		1,001,828

Net Assets — 100.0%		$123,330,659

(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Optimal Allocations Fund: Defensive

	Shares or Principal Amount	Value
MUTUAL FUNDS (38.4%)
Commodity Fund (2.0%)
Credit Suisse Commodity Return Strategy Fund, Common Class	21,541	$177,930

Equity Funds (19.2%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class(a)	14,429	182,818
Aberdeen Equity Long-Short Fund, Institutional Class(a)	49,163	540,791
Aberdeen Global Financial Services Fund, Institutional Class(a)	37,713	367,700
Aberdeen International Equity Institutional Fund, Institutional Class(a)	23,837	269,593
Aberdeen Natural Resources Fund, Institutional Class(a)	24,169	369,307

		1,730,209

Fixed Income Funds (17.2%)
Oppenheimer International Bond Fund, Class Y	196,496	1,275,257
PIMCO Developing Local Markets Fund, Institutional Class	26,217	267,414

		1,542,671

Total Mutual Funds		3,450,810

EXCHANGE TRADED FUNDS (60.8%)
Equity Funds (15.8%)
iShares S&P 500 Index Fund	2,400	265,632
iShares S&P Global Healthcare Sector Index Fund	9,300	434,124
iShares S&P Global Infrastructure Index Fund	16,900	548,405
iShares S&P Global Technology Sector Index Fund	3,200	172,250

		1,420,411

Fixed Income Funds (39.8%)
iShares Barclays 1-3 Year Treasury Bond Fund	12,700	1,069,721
iShares Barclays Aggregate Bond Fund	12,440	1,342,774
iShares Barclays TIPS Bond Fund	10,944	1,164,113

		3,576,608

Real Estate Investment Trust (REIT) (5.2%)
iShares Cohen & Steers Realty Majors Index Fund	3,130	189,553
SPDR Dow Jones International Real Estate Fund	8,017	281,797

		471,350

Total Exchange Traded Funds		5,468,369

Total Investments (Cost $8,403,696) (b) — 99.2%		8,919,179

Other assets in excess of liabilities — 0.8%		70,380

Net Assets — 100.0%		$8,989,559

(a) Investment in affiliate.

(b) See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT — Real Estate Investment Trust

TIPS — Treasury Inflation Protected Securities

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Optimal Allocations Fund: Growth

	Shares or Principal Amount	Value
MUTUAL FUNDS (60.4%)
Commodity Fund (4.0%)
Credit Suisse Commodity Return Strategy Fund, Common Class	53,783	$444,245

Equity Funds (53.3%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class(a)	62,850	796,315
Aberdeen Equity Long-Short Fund, Institutional Class(a)	89,222	981,446
Aberdeen Global Financial Services Fund, Institutional Class(a)	82,097	800,442
Aberdeen International Equity Institutional Fund, Institutional Class(a)	119,414	1,350,572
Aberdeen Natural Resources Fund, Institutional Class(a)	50,241	767,679
Aberdeen Small Cap Fund, Institutional Class(a)	57,965	750,644
Aberdeen U.S. Equity Fund, Institutional Class(a)	52,791	432,359

		5,879,457

Fixed Income Fund (3.1%)
PIMCO Developing Local Markets Fund, Institutional Class	33,673	343,466

Total Mutual Funds		6,667,168

EXCHANGE TRADED FUNDS (38.9%)
Equity Funds (27.7%)
iShares Russell Midcap Index Fund	6,362	547,132
iShares S&P 500 Index Fund	2,919	323,075
iShares S&P Global Healthcare Sector Index Fund	15,900	742,212
iShares S&P Global Infrastructure Index Fund	31,100	1,009,195
iShares S&P Global Technology Sector Index Fund	8,000	430,625

		3,052,239

Fixed Income Fund (3.0%)
iShares Barclays TIPS Bond Fund	3,164	336,555

Real Estate Investment Trust (REIT) (8.2%)
iShares Cohen & Steers Realty Majors Index Fund	5,484	332,111
SPDR Dow Jones International Real Estate Fund	16,277	572,136

		904,247

Total Exchange Traded Funds		4,293,041

REPURCHASE AGREEMENT (1.3%)
State Street Bank, 0.12%, dated 07/30/10, due 8/02/10, repurchase price $140,001, collateralized by U.S. Treasury Bill, maturing 04/30/15; total market value of $147,056	140,000	140,000

Total Repurchase Agreement		140,000

Total Investments (Cost $11,063,514) (b) — 100.6%		11,100,209

Liabilities in excess of other assets — (0.6)%		(61,116)

Net Assets — 100.0%		$11,039,093

(a) Investment in affiliate.

(b) See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT — Real Estate Investment Trust

TIPS — Treasury Inflation Protected Securities

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate

	Shares or Principal Amount	Value
MUTUAL FUNDS (44.7%)
Commodity Fund (2.2%)
Credit Suisse Commodity Return Strategy Fund, Common Class	109,207	$902,045

Equity Funds (30.7%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	136,954	1,735,200
Aberdeen Equity Long-Short Fund, Institutional Class (a)	232,721	2,559,934
Aberdeen Global Financial Services Fund, Institutional Class (a)	220,741	2,152,226
Aberdeen International Equity Institutional Fund, Institutional Class (a)	263,655	2,981,941
Aberdeen Natural Resources Fund, Institutional Class (a)	126,179	1,928,014
Aberdeen Small Cap Fund, Institutional Class (a)	121,346	1,571,434

		12,928,749

Fixed Income Funds (11.8%)
Oppenheimer International Bond Fund, Class Y	554,734	3,600,223
PIMCO Developing Local Markets Fund, Institutional Class	132,873	1,355,306

		4,955,529

Total Mutual Funds		18,786,323

EXCHANGE TRADED FUNDS (55.3%)
Equity Funds (22.4%)
iShares Russell Midcap Index Fund	23,711	2,039,146
iShares S&P 500 Index Fund	11,300	1,250,684
iShares S&P Global Healthcare Sector Index Fund	59,800	2,791,464
iShares S&P Global Infrastructure Index Fund	77,600	2,518,120
iShares S&P Global Technology Sector Index Fund	15,400	828,953

		9,428,367

Fixed Income Funds (27.7%)
iShares Barclays 1-3 Year Treasury Bond Fund	21,065	1,774,305
iShares Barclays Aggregate Bond Fund	55,728	6,015,280
iShares Barclays TIPS Bond Fund	36,562	3,889,100

		11,678,685

Real Estate Investment Trust (REIT) (5.2%)
iShares Cohen & Steers Realty Majors Index Fund	13,771	833,972
SPDR Dow Jones International Real Estate Fund	38,295	1,346,069

		2,180,041

Total Exchange Traded Funds		23,287,093

REPURCHASE AGREEMENT (0.3%)
State Street Bank, 0.12%, dated 07/30/10, due 8/02/10, repurchase price $152,002, collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $157,560	152,000	152,000

Total Repurchase Agreement		152,000

Total Investments (Cost $39,991,287) (b) — 100.3%		42,225,416

Liabilities in excess of other assets — (0.3)%		(141,477)

Net Assets — 100.0%		$42,083,939

(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT — Real Estate Investment Trust

TIPS — Treasury Inflation Protected Securities

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate Growth

	Shares or Principal Amount	Value
MUTUAL FUNDS (58.8%)
Commodity Fund (3.2%)
Credit Suisse Commodity Return Strategy Fund, Common Class	117,367	$969,448

Equity Funds (46.3%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class(a)	149,292	1,891,528
Aberdeen Equity Long-Short Fund, Institutional Class(a)	216,292	2,379,216
Aberdeen Global Financial Services Fund, Institutional Class(a)	190,386	1,856,265
Aberdeen International Equity Institutional Fund, Institutional Class(a)	250,538	2,833,581
Aberdeen Natural Resources Fund, Institutional Class(a)	139,386	2,129,813
Aberdeen Small Cap Fund, Institutional Class(a)	142,343	1,843,342
Aberdeen U.S. Equity Fund, Institutional Class(a)	142,212	1,164,720

		14,098,465

Fixed Income Funds (9.3%)
Oppenheimer International Bond Fund, Class Y	288,970	1,875,413
PIMCO Developing Local Markets Fund, Institutional Class	92,694	945,480

		2,820,893

Total Mutual Funds		17,888,806

EXCHANGE TRADED FUNDS (40.4%)
Equity Funds (24.3%)
iShares Russell Midcap Index Fund	17,267	1,484,962
iShares S&P 500 Index Fund	8,120	898,722
iShares S&P Global Healthcare Sector Index Fund	43,300	2,021,244
iShares S&P Global Infrastructure Index Fund	65,200	2,115,740
iShares S&P Global Technology Sector Index Fund	16,300	877,398

		7,398,066

Fixed Income Funds (9.8%)
iShares Barclays Aggregate Bond Fund	13,779	1,487,305
iShares Barclays TIPS Bond Fund	13,925	1,481,202

		2,968,507

Real Estate Investment Trust (REIT) (6.3%)
iShares Cohen & Steers Realty Majors Index Fund	10,655	645,267
SPDR Dow Jones International Real Estate Fund	36,420	1,280,163

		1,925,430

Total Exchange Traded Funds		12,292,003

REPURCHASE AGREEMENT (1.1%)
State Street Bank, 0.12%, dated 07/30/10, due 8/02/10, repurchase price $350,004, collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $357,136	350,000	350,000

Total Repurchase Agreement		350,000

Total Investments (Cost $28,831,194) (b) — 100.3%		30,530,809

Liabilities in excess of other assets — (0.3)%		(95,028)

Net Assets — 100.0%		$30,435,781

(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT — Real Estate Investment Trust

TIPS — Treasury Inflation Protected Securities

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Optimal Allocations Fund: Specialty

	Shares or Principal Amount	Value
MUTUAL FUNDS (55.8%)
Commodity Fund (5.2%)
Credit Suisse Commodity Return Strategy Fund, Common Class	236,474	$1,953,275

Equity Funds (47.5%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class(a)	241,210	3,056,129
Aberdeen Equity Long-Short Fund, Institutional Class(a)	405,355	4,458,905
Aberdeen Global Financial Services Fund, Institutional Class(a)	433,677	4,228,351
Aberdeen International Equity Institutional Fund, Institutional Class(a)	169,981	1,922,480
Aberdeen Natural Resources Fund, Institutional Class(a)	264,207	4,037,087

		17,702,952

Fixed Income Fund (3.1%)
PIMCO Developing Local Markets Fund, Institutional Class	111,801	1,140,368

Total Mutual Funds		20,796,595

EXCHANGE TRADED FUNDS (43.9%)

Equity Funds (32.8%)
iShares S&P Global Healthcare Sector Index Fund	93,700	4,373,916
iShares S&P Global Infrastructure Index Fund	138,900	4,507,305
iShares S&P Global Technology Sector Index Fund	62,200	3,348,108

		12,229,329

Fixed Income Fund (2.0%)
iShares Barclays TIPS Bond Fund	7,062	751,185

Real Estate Investment Trust (REIT) (9.1%)
iShares Cohen & Steers Realty Majors Index Fund	18,706	1,132,835
SPDR Dow Jones International Real Estate Fund	64,504	2,267,316

		3,400,151

Total Exchange Traded Funds		16,380,665

REPURCHASE AGREEMENT (0.5%)
State Street Bank, 0.12%, dated 07/30/10, due 8/02/10, repurchase price $177,002, collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $183,820	177,000	177,000

Total Repurchase Agreement		177,000

Total Investments (Cost $39,027,103) (b) — 100.2%		37,354,260

Liabilities in excess of other assets — (0.2)%		(82,449)

Net Assets — 100.0%		$37,271,811

(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT — Real Estate Investment Trust

TIPS — Treasury Inflation Protected Securities

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
EURODOLLAR BONDS (25.8%)
AUSTRALIA (1.0%)
Commercial Banks (1.0%)
Commonwealth Bank of Australia, Series 2554 (USD), EMTN, 0.76%, 12/15/16 (a)	$5,000,000	$4,837,095

CHINA (2.8%)
Food Products (0.7%)
CFG Investment SAC, Series REGS (USD), 9.25%, 12/19/13	2,950,000	3,075,375

Oil, Gas & Consumable Fuels (0.2%)
Xinao Gas Holdings Ltd. (USD), 7.38%, 08/05/12	900,000	925,996

Real Estate Management & Development (1.6%)
Agile Property Holdings Ltd., Series REGS (USD), 10.00%, 11/14/16	2,700,000	2,835,000
Country Garden Holdings Co., Series REGS (USD), 11.75%, 09/10/14	2,750,000	2,949,375
Yanlord Land Group Ltd., Series REGS (USD), 9.50%, 05/04/17	1,700,000	1,678,189

		7,462,564

Specialty Retail (0.3%)
Parkson Retail Group Ltd. (USD), 7.13%, 05/30/12	1,500,000	1,544,661

		13,008,596

HONG KONG (4.7%)
Commercial Banks (0.7%)
Wing Hang Bank Ltd. (USD), EMTN, 6.00%, 12/31/49 (a)(b)	3,400,000	3,212,024

Diversified Financial Services (1.0%)
Henson Finance Ltd. (USD), 5.50%, 09/17/19	4,750,000	4,757,838

Diversified Holding Companies (2.1%)
Hutchison Whampoa International Ltd.
(USD), 7.63%, 04/09/19	5,100,000	6,210,158
(USD), 7.45%, 11/24/33	200,000	247,583
Hutchison Whampoa International Ltd., Series REGS (USD), 4.63%, 09/11/15	300,000	317,640
Swire Pacific MTN Financing Ltd. (USD), EMTN, 5.50%, 08/19/19	2,800,000	3,019,212

		9,794,593

Real Estate Management & Development (0.9%)
Fita International Ltd. (USD), 7.00%, 02/10/20	4,250,000	4,387,573

		22,152,028

INDIA (1.6%)
Commercial Banks (1.0%)
ICICI Bank Ltd.
(USD), 6.63%, 10/03/12	500,000	2,649,490
(USD), 6.38%, 04/30/22 (a)	2,100,000	1,989,523

		4,639,013

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
EURODOLLAR BONDS (CONTINUED)
INDIA (continued)
Electric Utilities (0.6%)
NTPC Ltd. (USD), EMTN, 5.88%, 03/02/16	$2,650,000	$2,819,486

		7,458,499

INDONESIA (2.9%)
Commercial Banks (0.5%)
Bank CIMB Niaga Tbk (USD), EMTN, 7.38%, 11/22/16 (a)	2,400,000	2,462,131

Diversified Financial Services (0.3%)
MGTI Finance Co. Ltd. (USD), 8.38%, 09/15/10	1,500,000	1,499,084

Diversified Telecommunication Services (0.1%)
Indosat Palapa Co. BV, Series REGS (USD), 7.38%, 07/29/20	700,000	731,500

Electric Utilities (0.3%)
Majapahit Holding BV
(USD), 8.00%, 08/07/19	850,000	990,250
(USD), 7.88%, 06/29/37	300,000	336,000

		1,326,250

Independent Power Producers & Energy Traders (0.6%)
Listrindo Capital BV, Series REGS (USD), 9.25%, 01/29/15	2,400,000	2,637,504

Metals & Mining (0.6%)
Prime Dig Pte Ltd., Series REGS (USD), 11.75%, 11/03/14	2,600,000	2,684,760

Multiline Retail (0.5%)
Matahari International Finance Co. BV (USD), 10.75%, 08/07/12	2,050,000	2,158,279

		13,499,508

MALAYSIA (2.4%)
Commercial Banks (0.8%)
AMBB Capital Ltd. (USD), 6.77%, 01/27/49 (a)(b)	3,400,000	3,231,384
Public Bank Bhd (USD), 6.84%, 08/22/36 (a)	700,000	706,151

		3,937,535

Diversified Financial Services (0.7%)
Axiata SPV1 (Labuan) Ltd. (USD), 5.38%, 04/28/20	1,500,000	1,563,750
TNB Capital (L) Ltd. (USD), 5.25%, 05/05/15	1,500,000	1,618,823

		3,182,573

Oil, Gas & Consumable Fuels (0.9%)
PETRONAS Capital Ltd. (USD), 5.25%, 08/12/19	1,200,000	1,285,777

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
EURODOLLAR BONDS (CONTINUED)
MALAYSIA (continued)
Oil, Gas & Consumable Fuels (continued)
PETRONAS Global Sukuk Ltd. (USD), 4.25%, 08/12/14	$2,800,000	$2,934,389

		4,220,166

		11,340,274

PHILIPPINES (0.8%)
Diversified Financial Services (0.2%)
FPMH Finance Ltd. (USD), 7.38%, 07/24/17	1,000,000	1,047,514

Diversified Telecommunication Services (0.3%)
Philippine Long Distance Telephone Co. (USD), 8.35%, 03/06/17	1,250,000	1,464,708

Electric Utilities (0.1%)
National Power Corp., Series REGS (USD), 6.88%, 11/02/16	400,000	453,914

Food Products (0.2%)
URC Philippines Ltd. (USD), 8.25%, 01/20/12	600,000	651,000

		3,617,136

REPUBLIC OF SOUTH KOREA (6.7%)
Commercial Banks (3.8%)
Busan Bank (USD), 6.00%, 10/30/17 (a)	1,740,000	1,772,230
Hana Bank
(USD), GMTN, 6.50%, 04/09/12 (c)	750,000	800,140
(USD), EMTN, 5.38%, 04/12/17 (a)	1,780,000	1,796,196
Hana Bank, Series REGS (USD), 4.50%, 10/30/15	1,400,000	1,432,914
Kookmin Bank (USD), 7.25%, 05/14/14	2,200,000	2,501,719
National Agricultural Cooperative Federation (USD), EMTN, 5.38%, 04/26/17 (a)	1,500,000	1,511,196
National Agricultural Cooperative Federation, Series REGS (USD), 4.25%, 01/28/16	600,000	599,676
SC First Bank Korea Ltd., Series REGS (USD), 7.27%, 03/03/34 (a)	2,700,000	2,753,106
Shinhan Bank
(USD), 5.66%, 03/02/35 (a)	2,500,000	2,410,002
(USD), 6.82%, 09/20/36 (a)	1,000,000	975,917
Shinhan Bank, Series REGS (USD), 4.38%, 09/15/15	1,450,000	1,470,489

		18,023,585

Diversified Financial Services (1.1%)
Hana Funding Ltd. (USD), 8.75%, 12/17/49 (a)	920,000	1,003,459
Hyundai Capital Services, Inc., Series REGS (USD), 6.00%, 05/05/15	4,000,000	4,301,908

		5,305,367

Diversified Telecommunication Services (0.2%)
SK Broadband Co. Ltd., Series REGS (USD), 7.00%, 02/01/12	1,050,000	1,095,543

Electric Utilities (1.6%)
Korea Midland Power Co. Ltd. (USD), 5.38%, 02/11/13	3,300,000	3,486,311
Korea Midland Power Co. Ltd., Series REGS (USD), 5.50%, 03/14/16	2,500,000	2,657,908

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
EURODOLLAR BONDS (CONTINUED)
REPUBLIC OF SOUTH KOREA (continued)
Electric Utilities (continued)
Korea South-East Power Co. Ltd., Series REGS (USD), 6.00%, 05/25/16	$1,100,000	$1,196,559

		7,340,778

		31,765,273

SINGAPORE (1.9%)
Airlines (0.8%)
Singapore Airlines Ltd. (SGD), MTN, 3.22%, 07/09/20	5,000,000	3,713,153

Commercial Banks (0.4%)
DBS Bank Ltd., Series REGS (USD), 5.00%, 11/15/19 (a)	1,900,000	2,009,261

Diversified Financial Services (0.4%)
CMT MTN Pte Ltd. (USD), EMTN, 4.32%, 04/08/15	950,000	975,602
DBS Capital Funding Corp., Series A (USD), 7.66%, 03/15/49 (a)	1,200,000	1,221,000

		2,196,602

Semiconductors & Semiconductor Equipment (0.3%)
STATS ChipPAC Ltd. (USD), 6.75%, 11/15/11	1,300,000	1,308,125

		9,227,141

THAILAND (1.0%)
Commercial Banks (0.8%)
Bangkok Bank Public Co. Ltd. (USD), 9.03%, 03/15/29	2,100,000	2,496,320
Kasikornbank Public Co. Ltd., Series REGS (USD), 8.25%, 08/21/16	1,000,000	1,153,720

		3,650,040

Diversified Financial Services (0.2%)
PTTEP Australia International Finance Proprietary Ltd., Series REGS (USD), 4.15%, 07/19/15	1,200,000	1,208,100

		4,858,140

Total Eurodollar Bonds		121,763,690

RESIDENTIAL MORTGAGE BACKED SECURITIES (1.0%)
AUSTRALIA (1.0%)
Medallion Trust, Series 2007-1G, Class A1 (USD), 0.58%, 02/27/39 (a)	813,973	796,744
Progress Trust, Series 2007-1GA, Class 1A (USD), 0.53%, 08/19/38 (a)(c)	3,845,795	3,695,440

Total Residential Mortgage Backed Securities		4,492,184

CREDIT-LINKED NOTES (7.5%)
INDIA (4.6%)
India Government Bonds, Deutsche Bank AG London Credit-Linked Notes
(USD), EMTN, 5.16%, 05/22/14 (a)	8,900,000	8,600,423
(USD), EMTN, 5.87%, 07/22/19 (a)	3,250,000	3,087,732

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
CREDIT-LINKED NOTES (CONTINUED)
INDIA (continued)
India Government Bonds, Royal Bank of Scotland PLC Credit-Linked Notes (USD), EMTN, 8.45%, 07/02/11	$10,000,000	$9,969,729

		21,657,884

INDONESIA (2.9%)
Indonesia Government Bonds, Barclays Bank PLC Credit-Linked Notes
(USD), 14.28%, 12/18/13 (a)(c)	6,500,000	8,751,702
(IDR), EMTN, 9.50%, 06/17/15	41,000,000,000	4,941,076

		13,692,778

Total Credit-Linked Notes		35,350,662

SOVEREIGN BONDS (53.1%)
HONG KONG (4.6%)
Hong Kong Government Bond
(HKD), 4.53%, 06/18/12	63,000,000	8,717,440
(HKD), 2.03%, 03/18/13	98,000,000	13,067,819

		21,785,259

INDONESIA (7.5%)
Indonesia Government International Bond
(USD), MTN, 11.63%, 03/04/19	2,000,000	3,010,000
(USD), 6.63%, 02/17/37	2,900,000	3,266,769
Indonesia Treasury Bond, Series FR27 (IDR), 9.50%, 06/15/15	50,000,000,000	6,023,579
Indonesia Treasury Bond, Series FR31 (IDR), 11.00%, 11/15/20	28,500,000,000	3,821,771
Indonesia Treasury Bond, Series FR35 (IDR), 12.90%, 06/15/22	35,000,000,000	5,208,830
Indonesia Treasury Bond, Series FR40 (IDR), 11.00%, 09/15/25	79,000,000,000	10,436,819
Perusahaan Penerbit SBSN Indonesia (USD), 8.80%, 04/23/14	3,100,000	3,670,341

		35,438,109

MALAYSIA (5.9%)
Malaysian Government, Series 0309 (MYR), 2.71%, 02/14/12	20,000,000	6,260,975
Malaysian Government, Series 0409 (MYR), 3.74%, 02/27/15	34,000,000	10,814,127
Malaysian Government, Series 1/06 (MYR), 4.26%, 09/15/16	19,500,000	6,343,943
Malaysian Government, Series 2/04 (MYR), 5.09%, 04/30/14	13,500,000	4,501,594

		27,920,639

PHILIPPINES (8.0%)
Philippine Government Bond, Series 1042 (PHP), 9.13%, 09/04/16	106,000,000	2,607,524
Philippine Government Bond, Series 5-67 (PHP), 6.25%, 01/27/14	180,000,000	4,033,901
Philippine Government Bond, Series 5-68 (PHP), 6.38%, 05/13/15 (a)	280,000,000	6,213,805
Philippine Government Bond, Series 7-48 (PHP), 7.00%, 01/27/16	581,300,000	13,047,141
Philippine Government International Bond
(USD), 8.88%, 03/17/15	1,000,000	1,250,000
(USD), 9.88%, 01/15/19	3,600,000	4,950,000
(USD), 10.63%, 03/16/25	2,000,000	3,049,350
(USD), 7.75%, 01/14/31	2,050,000	2,542,000

		37,693,721

REPUBLIC OF SOUTH KOREA (19.7%)
Korea Treasury Bond, Series 1212 (KRW), 4.25%, 12/10/12	3,000,000,000	2,562,565
Korea Treasury Bond, Series 1503 (KRW), 4.50%, 03/10/15	3,000,000,000	2,554,836
Korea Treasury Bond, Series 1509 (KRW), 5.25%, 09/10/15	7,600,000,000	6,658,662
Korea Treasury Bond, Series 1809 (KRW), 5.75%, 09/10/18	29,000,000,000	26,013,900
Korea Treasury Bond, Series 2006 (KRW), 5.00%, 06/10/20	8,500,000,000	7,252,383

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
SOVEREIGN BOUNDS (CONTINUED)
REPUBLIC OF SOUTH KOREA (continued)
Korea Treasury Inflation Linked Bond, Series 1703 (KRW), 2.75%, 03/10/17	$45,000,000,000	$44,435,252
Korea Treasury Inflation Linked Bond, Series 2006 (KRW), 2.75%, 06/10/20	1,500,000,000	1,326,658
Republic of Korea (USD), 7.13%, 04/16/19	1,700,000	2,059,040

		92,863,296

SINGAPORE (4.4%)
Singapore Government Bond
(SGD), 2.38%, 04/01/17	5,000,000	3,979,041
(SGD), 4.00%, 09/01/18	9,900,000	8,704,516
(SGD), 3.13%, 09/01/22	10,000,000	7,957,736

		20,641,293

THAILAND (3.0%)
Thailand Government Bond (THB), 4.13%, 11/18/16	201,900,000	6,569,179
Thailand Government Bond, Series T (THB), 5.25%, 05/12/14	231,000,000	7,753,963

		14,323,142

Total Sovereign Bonds		250,665,459

SOVEREIGN AGENCIES (4.4%)
REPUBLIC OF SOUTH KOREA (0.8%)
Korea Expressway Corp.
(USD), 4.88%, 04/07/14	150,000	157,289
(USD), 4.50%, 03/23/15	3,300,000	3,438,963

		3,596,252

SINGAPORE (3.6%)
Housing & Development Board Bond, Series 026 (SGD), MTN, 3.95%, 07/15/18	7,000,000	5,767,819
Housing & Development Board Bond, Series 028 (SGD), MTN, 1.55%, 10/26/12	4,000,000	2,983,806
Temasek Financial (I) Ltd., Series 6 (SGD), MTN, 3.27%, 02/19/20	11,000,000	8,333,491

		17,085,116

Total Sovereign Agencies		20,681,368

REPURCHASE AGREEMENT (5.8%)
UNITED STATES (5.8%)
State Street Bank, 0.12%, dated 07/30/10, due 08/02/10, repurchase price $27,312,273, collateralized by U.S. Treasury Note, maturing 05/15/13; total market value of $27,858,710	27,312,000	27,312,000

Total Repurchase Agreement		27,312,000

Total Investments (Cost $450,462,174) (d) — 97.6%		460,265,363

Other assets in excess of liabilities — 2.4%		11,360,444

Net Assets — 100.0%		$471,625,807

(a)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2010.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(c)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	Korean Won
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Asia Bond Institutional Fund

At July 31, 2010, the Fund held the following futures contracts:

Futures Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Korea Treasury 3 Year Bond Future	315	09/20/10	$70,717
U.S. Treasury 2 Year Note Future	(408)	09/30/10	(356,200)
U.S. Treasury 5 Year Note Future	(805)	09/30/10	(2,222,224)
U.S. Treasury 10 Year Note Future	624	09/21/10	1,598,480
U.S. Treasury 30 Year Bond Future	(24)	09/21/10	(92,308)

			$(1,001,535)

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Asia Bond Institutional Fund

At July 31, 2010, the Fund’s open forward foreign currency contracts were as follows:

Purchase / Sale		Amount Purchased		Amount Sold	Market Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar / United States Dollar
settlement date 12/15/10	AUD	1,880,000	USD	1,542,784	$1,674,097	$131,313

Chinese Renminbi / United States Dollar
settlement date 11/02/10	CNY	94,787,000	USD	14,000,000	13,999,542	(458)
settlement date 08/02/11	CNY	93,667,000	USD	14,000,000	13,964,981	(35,019)
settlement date 01/28/11	CNY	126,364,225	USD	18,950,000	18,708,313	(241,687)

Indian Rupee / United States Dollar
settlement date 08/18/10	INR	247,306,645	USD	5,231,000	5,317,390	86,390
settlement date 09/08/10	INR	342,986,500	USD	7,450,000	7,351,536	(98,464)
settlement date 09/15/10	INR	192,528,000	USD	4,200,000	4,122,285	(77,715)
settlement date 10/14/10	INR	1,054,120,000	USD	23,400,000	22,475,507	(924,493)
settlement date 12/02/10	INR	966,770,500	USD	21,100,000	20,487,864	(612,136)

Indonesian Rupiah / United States Dollar
settlement date 08/10/10	IDR	23,320,000,000	USD	2,500,000	2,603,068	103,068
settlement date 09/24/10	IDR	33,272,000,000	USD	3,600,000	3,686,233	86,233
settlement date 10/19/10	IDR	23,837,500,000	USD	2,500,000	2,629,764	129,764
settlement date 12/02/10	IDR	29,034,000,000	USD	3,000,000	3,180,641	180,641
settlement date 12/15/10	IDR	74,555,200,000	USD	8,000,000	8,151,083	151,083
settlement date 01/24/11	IDR	92,750,000,000	USD	10,000,000	10,078,229	78,229
settlement date 08/02/11	IDR	141,450,000,000	USD	15,000,000	14,879,452	(120,548)

Malaysian Ringgit / United States Dollar
settlement date 09/15/10	MYR	67,461,430	USD	20,300,000	21,151,463	851,463
settlement date 10/12/10	MYR	51,059,750	USD	15,850,000	15,983,411	133,411

New Taiwan Dollar / United States Dollar
settlement date 08/17/10	TWD	128,065,550	USD	4,100,000	3,998,870	(101,130)
settlement date 09/01/10	TWD	180,006,000	USD	5,700,000	5,614,519	(85,481)
settlement date 10/12/10	TWD	939,574,500	USD	30,300,000	29,428,377	(871,623)

Philippine Pese / United States Dollar
settlement date 09/07/10	PHP	286,189,200	USD	6,100,000	6,260,017	160,017
settlement date 09/23/10	PHP	1,404,021,290	USD	30,170,000	30,657,495	487,495

Singapore Dollar / United States Dollar
settlement date 08/18/10	SGD	23,102,475	USD	16,500,000	16,990,579	490,579
settlement date 10/12/10	SGD	61,544,024	USD	44,511,000	45,268,137	757,137

South Korean Won / United States Dollar
settlement date 08/17/10	KRW	25,635,416,500	USD	20,663,000	21,675,082	1,012,082
settlement date 09/08/10	KRW	6,854,250,000	USD	5,700,000	5,799,012	99,012
settlement date 10/19/10	KRW	22,470,660,000	USD	18,600,000	19,041,722	441,722
settlement date 12/02/10	KRW	9,126,000,000	USD	7,800,000	7,738,742	(61,258)
settlement date 12/24/10	KRW	10,327,500,000	USD	9,000,000	8,760,494	(239,506)

Thai Baht / United States Dollar
settlement date 09/30/10	THB	264,655,000	USD	8,200,000	8,192,811	(7,189)

United States Dollar / Australian Dollar
settlement date 12/15/10	USD	1,567,074	AUD	1,880,000	1,674,097	(107,023)

United States Dollar / European Euro
settlement date 10/12/10	USD	11,140,800	EUR	8,800,000	11,466,183	(325,383)

United States Dollar / Indian Rupee
settlement date 08/18/10	USD	5,000,000	INR	234,100,000	5,033,431	(33,431)

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Asia Bond Institutional Fund

Purchase / Sale		Amount Purchased		Amount Sold	Market Value	Unrealized Appreciation/ (Depreciation)
United States Dollar / Indonesian Rupiah
settlement date 08/31/10	USD	8,150,000	IDR	74,067,200,000	$8,239,627	(89,627)

United States Dollar / Japanese Yen
settlement date 09/15/10	USD	3,650,000	JPY	323,631,500	3,747,403	(97,403)
settlement date 10/12/10	USD	38,900,000	JPY	3,422,422,000	39,639,256	(739,256)

United States Dollar / Malaysian Ringgit
settlement date 10/12/10	USD	800,000	MYR	2,567,200	803,619	(3,619)

United States Dollar / New Taiwan Dollar
settlement date 10/12/10	USD	13,400,000	TWD	424,311,000	13,289,828	110,172
settlement date 02/08/11	USD	31,400,000	TWD	995,380,000	31,428,081	(28,081)

United States Dollar / Philippine Peso
settlement date 09/23/10	USD	2,600,000	PHP	121,866,000	2,661,004	(61,004)
settlement date 10/12/10	USD	2,400,000	PHP	110,640,000	2,411,116	(11,116)

United States Dollar / Singapore Dollar
settlement date 10/12/10	USD	4,200,000	SGD	5,738,124	4,220,624	(20,624)

United States Dollar / South Korean Won
settlement date 08/17/10	USD	6,700,000	KRW	7,917,200,000	6,694,097	5,903
settlement date 10/19/10	USD	2,500,000	KRW	2,979,500,000	2,524,839	(24,839)

United States Dollar / Thai Baht
settlement date 09/30/10	USD	14,000,000	THB	451,150,000	13,966,056	33,944

					$547,669,977	$511,545

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Asia Bond Institutional Fund

At July 31, 2010, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)
THB	485,906,000	07/09/13	CITI	Receive	6-Month BIBOR Index	6.22%	$(1,608,089)
THB	200,000,000	02/12/14	UBS	(Pay)	6-Month THFX Index	2.75%	27,148
HKD	106,000,000	10/16/14	UBS	Receive	3-Month HIBOR Index	2.51%	(603,248)
KRW	25,000,000,000	03/27/18	CITI	Receive	3-Month KWCDC Index	5.10%	(1,413,795)

							$(3,597,984)

At July 31, 2010, the Fund’s cross currency swaps were as follows:

Deliverable	Receiving Notional Amount	Paying Notional Amount	Expiration Date	Counterparty	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)
Receive Floating USD / Pay Fixed KRW	2,000,000	2,313,000,000	02/16/11	CITI	6-Month LIBOR Index	1.55%	$42,700
Receive Floating USD / Pay Fixed KRW	2,426,007	2,500,000,000	06/13/11	CITI	6-Month LIBOR Index	3.81%	276,695
Receive Floating USD / Pay Fixed PHP	14,000,000	654,780,000	11/17/11	CITI	6-Month LIBOR Index	3.15%	(201,720)
Receive Floating USD / Pay Fixed PHP	4,500,000	210,465,000	11/17/12	CITI	6-Month LIBOR Index	3.75%	(70,402)
Receive Floating USD / Pay Fixed KRW	15,000,000	15,543,000,000	06/28/13	CITI	6-Month LIBOR Index	4.30%	1,116,271
Receive Floating USD / Pay Fixed KRW	4,859,611	4,500,000,000	06/22/17	CITI	6-Month LIBOR Index	5.24%	546,762

							$1,710,306

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (93.2%)
AUSTRALIA (12.0%)
Food & Staples Retailing (1.2%)
Woolworths Ltd.(a)	134,556	$3,140,293

Insurance (3.7%)
QBE Insurance Group Ltd.(a)	648,650	9,803,824

Metals & Mining (7.1%)
BHP Billiton PLC(a)	233,073	7,140,075
Rio Tinto PLC(a)	225,440	11,667,800

		18,807,875

		31,751,992

CHINA (5.3%)
Oil, Gas & Consumable Fuels (2.7%)
PetroChina Co. Ltd.(a)	6,288,000	7,184,545

Wireless Telecommunication Services (2.7%)
China Mobile Ltd.(a)	687,000	6,994,673

		14,179,218

HONG KONG (17.6%)
Commercial Banks (1.9%)
Dah Sing Banking Group Ltd. * (a)	1,161,200	1,706,906
Wing Hang Bank Ltd.(a)	296,500	3,205,538

		4,912,444

Food & Staples Retailing (1.4%)
Dairy Farm International Holdings Ltd.(a)	482,400	3,704,832

Industrial Conglomerates (4.2%)
Jardine Strategic Holdings Ltd.(a)	469,500	11,028,203

Real Estate Management & Development (8.2%)
Hang Lung Group Ltd.(a)	734,000	4,311,035
Hang Lung Properties Ltd.(a)	877,000	3,642,536
Sun Hung Kai Properties Ltd.(a)	308,000	4,523,729
Swire Pacific Ltd., Class A(a)	766,500	9,325,029

		21,802,329

Semiconductors & Semiconductor Equipment (1.9%)
ASM Pacific Technology Ltd.(a)	562,300	5,130,709

		46,578,517

INDIA (14.1%)
Automobiles (2.3%)
Hero Honda Motors Ltd.(a)	157,000	6,152,773

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
INDIA (continued)
Chemicals (0.6%)
Grasim Industries Ltd.(a)	39,938	$1,577,553
Grasim Industries Ltd. GDR, Registered Shares(b)	580	22,916

		1,600,469

Commercial Banks (1.2%)
ICICI Bank Ltd.(a)	111,200	2,179,632
ICICI Bank Ltd. ADR	26,800	1,042,788

		3,222,420

Construction Materials (0.7%)
Ambuja Cements Ltd.(a)	600,000	1,519,043
Samruddhi Cement Ltd.	35,250	360,134
Samruddhi Cement Ltd. GDR (a)	580	5,954

		1,885,131

Household Products (1.0%)
Hindustan Unilever Ltd.(a)	480,770	2,615,589

Information Technology Services (3.3%)
Infosys Technologies Ltd.(a)	97,750	5,827,656
Infosys Technologies Ltd. ADR	46,390	2,805,667

		8,633,323

Pharmaceuticals (1.6%)
GlaxoSmithKline Pharmaceuticals Ltd.(a)	97,930	4,264,408

Thrifts & Mortgage Finance (3.4%)
Housing Development Finance Corp.(a)	140,800	9,076,863

		37,450,976

INDONESIA (1.6%)
Household Products (1.6%)
PT Unilever Indonesia Tbk(a)	2,251,000	4,271,529

MALAYSIA (4.1%)
Commercial Banks (3.3%)
CIMB Group Holdings Bhd(a)	1,682,000	3,917,436
Public Bank Bhd (Foreign Mkt)(a)	1,265,500	4,864,293

		8,781,729

Tobacco (0.8%)
British American Tobacco Bhd(a)	151,900	2,145,278

		10,927,007

PHILIPPINES (1.8%)
Commercial Banks (1.0%)
Bank of the Philippine Islands(a)	2,435,100	2,535,547

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
PHILIPPINES (continued)
Real Estate Management & Development (0.8%)
Ayala Land, Inc.(a)	6,952,700	$2,244,695

		4,780,242

REPUBLIC OF SOUTH KOREA (2.9%)
Commercial Banks (1.5%)
Busan Bank(a)	208,460	2,248,171
Daegu Bank Ltd.(a)	127,520	1,643,586

		3,891,757

Food & Staples Retailing (1.4%)
Shinsegae Co. Ltd.(a)	8,070	3,847,796

		7,739,553

SINGAPORE (19.7%)
Aerospace & Defense (3.2%)
Singapore Technologies Engineering Ltd.(a)	3,520,000	8,403,520

Airlines (1.5%)
Singapore Airlines Ltd.(a)	340,000	3,904,013

Commercial Banks (7.5%)
Oversea-Chinese Banking Corp. Ltd.(a)	1,707,972	11,366,144
United Overseas Bank Ltd.(a)	582,467	8,521,011

		19,887,155

Diversified Telecommunication Services (3.2%)
Singapore Telecommunications Ltd.(a)	3,652,000	8,386,735

Electronic Equipment & Instruments (1.1%)
Venture Corp. Ltd.(a)	443,000	2,984,132

Real Estate Management & Development (3.2%)
City Developments Ltd.(a)	963,000	8,588,733

		52,154,288

TAIWAN (4.7%)
Semiconductors & Semiconductor Equipment (2.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	2,676,000	5,165,956
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	247,700	2,501,770

		7,667,726

Wireless Telecommunication Services (1.8%)
Taiwan Mobile Co. Ltd.(a)	2,342,000	4,631,869

		12,299,595

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
THAILAND (5.0%)
Construction Materials (2.4%)
Siam Cement PCL, Foreign Shares(a)	720,500	$6,310,106

Oil, Gas & Consumable Fuels (2.6%)
PTT Exploration & Production PCL, Foreign Shares(a)	1,474,000	6,822,834

		13,132,940

UNITED KINGDOM (4.4%)
Commercial Banks (4.4%)
Standard Chartered PLC (a)	401,327	11,595,045

Total Common Stocks		246,860,902

PREFERRED STOCKS (3.8%)
REPUBLIC OF SOUTH KOREA (3.8%)
Semiconductors & Semiconductor Equipment (3.8%)
Samsung Electronics Co. Ltd. GDR, Preferred Shares(c)	14,183	3,296,376
Samsung Electronics Co. Ltd., Preferred Shares(a)	14,300	6,732,809

		10,029,185

Total Preferred Stocks		10,029,185

REPURCHASE AGREEMENT (3.7%)
UNITED STATES (3.7%)
State Street Bank, 0.12%, dated 07/30/2010, due 8/02/10, repurchase price $9,805,098, collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $10,005,060	9,805,000	9,805,000

Total Repurchase Agreement		9,805,000

Total Investments (Cost $248,776,837) (d) — 100.7%		266,695,087

Liabilities in excess of other assets — (0.7)%		(1,884,436)

Net Assets — 100.0%		$264,810,651

*	Non income-producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.01% of net assets as of July 31, 2010.
(c)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (79.5%)
BRAZIL (4.4%)
Multiline Retail (1.4%)
Lojas Renner SA	896,000	$30,036,479

Real Estate Management & Development (1.2%)
Multiplan Empreendimentos Imobiliarios SA	1,301,075	24,330,428

Tobacco (1.8%)
Souza Cruz SA	838,000	38,498,067

		92,864,974

CHILE (2.0%)
Commercial Banks (2.0%)
Banco Santander Chile ADR	512,000	42,501,120

CHINA (6.9%)
Oil, Gas & Consumable Fuels (2.9%)
PetroChina Co. Ltd. (a)	55,000,000	62,841,920

Wireless Telecommunication Services (4.0%)
China Mobile Ltd. (a)	8,400,000	85,524,389

		148,366,309

HONG KONG (5.0%)
Real Estate Management & Development (5.0%)
Hang Lung Group Ltd. (a)	9,150,000	53,741,103
Swire Pacific Ltd., Class A (a)	3,000,000	36,497,179
Swire Pacific Ltd., Class B (a)	7,405,000	16,733,786

		106,972,068

HUNGARY (3.0%)
Hotels, Restaurants & Leisure (0.0%)
Danubius Hotel and SpA PLC* (a)	2,039	37,176

Pharmaceuticals (3.0%)
Richter Gedeon Nyrt. (a)	273,000	55,698,908
Richter Gedeon Nyrt. GDR (b)	41,000	8,394,750

		64,093,658

		64,130,834

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
INDIA (11.9%)
Automobiles (1.5%)
Hero Honda Motors Ltd. (a)	790,315	$30,972,159

Chemicals (1.0%)
Grasim Industries Ltd. (a)	545,630	21,552,414

Commercial Banks (1.3%)
ICICI Bank Ltd. (a)	1,400,000	27,441,410
ICICI Bank Ltd. ADR	1,100	42,801

		27,484,211

Construction Materials (0.2%)
Samruddhi Cement Ltd.	425,630	4,348,479

Household Products (1.3%)
Hindustan Unilever Ltd. (a)	5,000,000	27,202,078

Information Technology Services (2.5%)
Infosys Technologies Ltd. (a)	900,000	53,656,167

Pharmaceuticals (0.8%)
GlaxoSmithKline Pharmaceuticals Ltd. (a)	390,586	17,008,250

Thrifts & Mortgage Finance (2.3%)
Housing Development Finance Corp. (a)	760,000	48,994,434

Wireless Telecommunication Services (1.0%)
Bharti Airtel Ltd. (a)	3,350,000	22,309,073

		253,527,265

INDONESIA (2.6%)
Automobiles (2.6%)
PT Astra International Tbk (a)	9,610,000	54,619,081

ISRAEL (1.9%)
Pharmaceuticals (1.0%)
Teva Pharmaceutical Industries Ltd. ADR	442,000	21,591,700

Software (0.9%)
CheckPoint Software Technologies Ltd.*	587,000	19,969,740

		41,561,440

ITALY (2.1%)
Energy Equipment & Services (2.1%)
Tenaris SA ADR	1,100,100	44,059,005

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
MALAYSIA (2.9%)
Commercial Banks (2.9%)
CIMB Group Holdings Bhd (a)	17,600,000	$40,991,003
Public Bank Bhd (Foreign Mkt) (a)	5,631,400	21,645,816

		62,636,819

MEXICO (7.5%)
Beverages (2.9%)
Fomento Economico Mexicano SAB de CV ADR	1,281,000	62,359,080

Commercial Banks (2.4%)
Grupo Financiero Banorte SAB de CV	13,036,200	50,613,220

Food & Staples Retailing (1.0%)
Organizacion Soriana SAB de CV, Class B	8,121,779	21,817,646

Household Durables (0.1%)
Consorcio ARA SAB de CV	3,467,000	2,262,620

Transportation Infrastructure (1.1%)
Grupo Aeroportuario del Sureste SAB de CV ADR, B Shares	442,015	23,497,517

		160,550,083

PHILIPPINES (2.1%)
Commercial Banks (1.1%)
Bank of the Philippine Islands (a)	21,576,400	22,466,415

Real Estate Management & Development (1.0%)
Ayala Land, Inc. (a)	68,752,000	22,196,740

		44,663,155

POLAND (1.5%)
Commercial Banks (1.5%)
Bank Pekao SA (a)	605,000	32,273,966

REPUBLIC OF SOUTH KOREA (1.7%)
Commercial Banks (0.2%)
Busan Bank	232,010	2,502,150
Daegu Bank Ltd. (a)	155,190	2,000,220

		4,502,370

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
REPUBLIC OF SOUTH KOREA (continued)
Food & Staples Retailing (1.5%)
Shinsegae Co. Ltd. (a)	65,100	$31,039,844

		35,542,214

RUSSIA (2.7%)
Oil, Gas & Consumable Fuels (2.7%)
LUKOIL OAO ADR	990,000	56,628,000

SOUTH AFRICA (5.2%)
Food & Staples Retailing (3.0%)
Massmart Holdings Ltd. (a)	3,591,000	62,982,862

Specialty Retail (2.2%)
Truworths International Ltd. (a)	5,988,000	47,856,915

		110,839,777

TAIWAN (4.7%)
Semiconductors & Semiconductor Equipment (3.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	37,000,809	71,429,212

Wireless Telecommunication Services (1.3%)
Taiwan Mobile Co. Ltd. (a)	14,249,062	28,180,951

		99,610,163

THAILAND (4.4%)
Construction Materials (2.3%)
Siam Cement PCL, Foreign Shares (a)	5,604,700	49,085,707

Oil, Gas & Consumable Fuels (2.1%)
PTT Exploration & Production PCL, Foreign Shares	9,500,000	43,973,487

		93,059,194

TURKEY (4.5%)
Commercial Banks (3.0%)
Akbank T.A.S. (a)	11,835,333	65,514,332

Food & Staples Retailing (1.5%)
BIM Birlesik Magazalar A.S. (a)	1,025,464	31,473,408

		96,987,740

UNITED KINGDOM (2.5%)
Commercial Banks (2.5%)
Standard Chartered PLC (London Listing) (a)	1,800,000	52,005,174

Total Common Stocks		1,693,398,381

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2010 (Unaudited)

Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
PREFERRED STOCKS (17.4%)
BRAZIL (13.5%)
Commercial Banks (3.7%)
Banco Bradesco SA ADR, Preferred Shares	4,228,180	$78,770,993

Metals & Mining (4.1%)
Vale SA ADR, Preferrerd Shares	3,626,000	87,857,980

Oil, Gas & Consumable Fuels (5.7%)
Petroleo Brasileiro SA ADR, Preferred Shares	2,238,000	71,280,300
Ultrapar Participacoes SA, Preferred Shares	978,000	50,101,092

		121,381,392

		288,010,365

REPUBLIC OF SOUTH KOREA (3.9%)
Semiconductors & Semiconductor Equipment (3.9%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	176,993	83,332,878

Total Preferred Stocks		371,343,243

REPURCHASE AGREEMENT (3.0%)
UNITED STATES (3.0%)
State Street Bank, 0.12%, dated 07/30/10, due 8/02/10, repurchase price $64,655,647, collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $65,949,364	64,655,000	64,655,000

Total Repurchase Agreement		64,655,000

Total Investments (Cost $1,719,596,433) (c) — 99.9%		2,129,396,624

Other assets in excess of liabilities — 0.1%		2,265,236

Net Assets — 100.0%		$2,131,661,860

*	Non income-producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.4% of net assets as of July 31, 2010.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Notes to Statements of Investments

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their Statements of Investments (“Statements”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Statements requires management to make estimates and assumptions that affect the reported amounts at the date of the Statements. Actual results could differ from those estimates.

(a) Security Valuation - Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time. Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

Shares of the Underlying Funds in which the Funds invest are valued at their respective net asset values as reported by the Underlying Funds or at the last sales price reflected at the close of the exchange on which the Underlying Funds are traded. The securities in the Underlying Funds are generally valued as of the close of business of the regular session of trading on the New York Stock Exchange. Underlying Funds value securities and assets at fair value.

The Funds’ equity securities that are traded on a foreign exchange or market which closes prior to the Funds’ Valuation Time are fair valued by an independent pricing service. The fair value of each such security generally is calculated by applying a valuation factor provided by the independent pricing service to the last sales price for that security. If the pricing service is unable to provide a fair value for a security, the security will continue to be valued at the last sale price at the close of the exchange on which it is principally traded, subject to adjustment by the Funds’ Pricing Committee. When the fair value prices are utilized, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets.

In accordance with Accounting Standards Codifications 820 “Fair Value Measurements and Disclosures” (“ASC 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The valuation techniques utilized by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1: quoted prices in active markets for identical assets

•	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each of the Fund’s investments as of July 31, 2010:

	LEVEL 1 - Quoted Prices ($)*	LEVEL 2 - Other Significant Observable Inputs ($)*	Total ($)
Aberdeen China Opportunities Fund
Investments in Securities
Common Stocks
Oil, Gas & Consumable Fuels	104,397	2,828,554	2,932,951
All Other	—	34,662,171	34,662,171
Repurchase Agreement	—	722,000	722,000

	104,397	38,212,725	38,317,122

Aberdeen Emerging Markets Fund
Investments in Securities
Common Stocks
Beverages	4,308,229	—	4,308,229
Chemicals	962,424	563,350	1,525,774
Commercial Banks	7,830,080	16,361,428	24,191,508
Construction Materials	145,709	3,534,279	3,679,988
Energy Equipment & Services	2,747,430	—	2,747,430
Food & Staples Retailing	1,555,375	8,334,136	9,889,511
Information Technology Services	2,540,160	834,651	3,374,811
Multiline Retail	2,748,874	—	2,748,874
Oil, Gas & Consumable Fuels	6,898,312	4,176,360	11,074,672
Pharmaceuticals	1,709,750	5,156,718	6,866,468
Real Estate Management & Development	1,577,497	9,635,125	11,212,622
Software	1,678,377	—	1,678,377
Tobacco	2,710,485	—	2,710,485
Transportation Infrastructure	1,754,280	—	1,754,280
All Other	—	27,887,513	27,887,513
Preferred Stocks
Commercial Banks	4,975,701	—	4,975,701
Metals & Mining	5,597,130	—	5,597,130
Oil, Gas & Consumable Fuels	8,177,933	—	8,177,933
Semiconductors & Semiconductor Equipment	—	5,744,075	5,744,075
Repurchase Agreement	—	4,385,000	4,385,000

	57,917,746	86,612,635	144,530,381

Aberdeen Equity Long-Short Fund
Investments in Securities
Common Stocks - Long Positions	282,853,969	—	282,853,969
Common Stocks - Short Positions	(102,790,517)	—	(102,790,517)
Exchange Traded Funds - Short Positions	(22,150,350)	—	(22,150,350)
Repurchase Agreement	—	141,435,000	141,435,000

	157,913,102	141,435,000	299,348,102

Aberdeen Global Equity Fund
Investments in Securities
Common Stocks
Aerospace & Defense	625,680	—	625,680
Energy Equipment & Services	1,434,558	—	1,434,558
Food & Staples Retailing	601,524	—	601,524
Food Products	581,279	—	581,279
Health Care Providers & Services	422,910	—	422,910
Household Products	660,528	—	660,528
Metals & Mining	652,121	—	652,121
Oil, Gas & Consumable Fuels	302,250	2,288,250	2,590,500
Pharmaceuticals	946,867	2,362,354	3,309,221
Road & Rail	566,149	—	566,149
Semiconductors & Semiconductor Equipment	1,859,781	—	1,859,781
Tobacco	1,041,216	873,642	1,914,858
All Other	—	13,625,501	13,625,501
Preferred Stocks

Commercial Banks	772,586	—	772,586
Oil, Gas & Consumable Fuels	681,590	—	681,590
Semiconductors & Semiconductor Equipment	—	952,912	952,912

	11,149,039	20,102,659	31,251,698

Aberdeen Global Financial Services Fund
Investments in Securities
Common Stocks
Capital Markets	2,251,006	—	2,251,006
Commercial Banks	6,078,658	15,011,033	21,089,691
Diversified Financial Services	1,335,990	—	1,335,990
Insurance	1,820,355	5,694,341	7,514,696
Real Estate Management & Development	—	886,056	886,056
Preferred Stocks	2,276,772	—	2,276,772

	13,762,781	21,591,430	35,354,211

Aberdeen Global Small Cap Fund
Investments in Securities
Common Stocks
Containers & Packaging	966,280	—	966,280
Electric Utilities	754,642	—	754,642
Electronic Equipment & Instruments	918,216	1,071,054	1,989,270
Energy Equipment & Services	1,262,184	1,876,323	3,138,507
Health Care Providers & Services	2,373,914	946,161	3,320,075
Multiline Retail	1,857,166	1,244,728	3,101,894
Pharmaceuticals	800,943	4,018,984	4,819,927
Real Estate Management & Development	828,421	721,976	1,550,397
Specialty Retail	865,104	1,773,072	2,638,176
Transportation Infrastructure	2,985,784	568,428	3,554,212
All Other	—	23,260,591	23,260,591
Repurchase Agreement	—	116,000	116,000

	13,612,654	35,597,317	49,209,971

Aberdeen International Equity Fund
Investments in Securities
Common Stocks
Energy Equipment & Services	10,477,080	—	10,477,080
Road & Rail	5,755,853	—	5,755,853
Semiconductors & Semiconductor Equipment	14,137,748	—	14,137,748
Transportation Infrastructure	7,463,664	—	7,463,664
All Other	—	308,759,914	308,759,914
Preferred Stocks
Commercial Banks	8,887,814	—	8,887,814
Oil, Gas & Consumable Fuels	7,631,260	—	7,631,260
Semiconductors & Semiconductor Equipment	—	14,456,360	14,456,360
Repurchase Agreement	—	2,692,000	2,692,000

	54,353,419	325,908,274	380,261,693

Aberdeen Natural Resources Fund
Investments in Securities
Common Stocks	90,102,387	—	90,102,387
Repurchase Agreement	—	1,742,000	1,742,000

	90,102,387	1,742,000	91,844,387

Aberdeen Small Cap Fund
Investments in Securities
Common Stocks	248,578,377	—	248,578,377

	248,578,377	—	248,578,377

Aberdeen U.S. Equity Fund
Investments in Securities
Common Stocks	43,316,621	—	43,316,621
Repurchase Agreement	—	229,000	229,000

	43,316,621	229,000	43,545,621

Aberdeen Global Fixed Income Fund
Investments in Securities
Asset Backed Securities	—	1,002,148	1,002,148
Mortgage Backed Securities	—	2,218,892	2,218,892
Corporate Bonds	—	4,107,609	4,107,609
Covered Bonds	—	1,443,400	1,443,400
Foreign Non-Government Bonds	—	5,399,675	5,399,675
Municipal Bonds	—	254,901	254,901
Other Domestic Government Bonds	—	14,157,815	14,157,815
U.S. Government Mortgage Backed Agencies	—	4,036,277	4,036,277
U.S Treasury Obligations	—	5,089,109	5,089,109
Yankee Dollars	—	347,583	347,583
Repurchase Agreement	—	2,336,000	2,336,000
Other Financial Instruments**

Futures Contracts	13,825	—	13,825
Forward Foreign Currency Contracts	—	39,896	39,896

	13,825	40,433,305	40,447,130

Aberdeen Tax-Free Income Fund
Investments in Securities
Municipal Bonds	—	120,877,831	120,877,831
Repurchase Agreement	—	1,451,000	1,451,000

	—	122,328,831	122,328,831

Aberdeen Optimal Allocations Fund: Defensive
Investments in Securities
Mutual Funds	3,450,810	—	3,450,810
Exchange Traded Funds	5,468,369	—	5,468,369

	8,919,179	—	8,919,179

Aberdeen Optimal Allocations Fund: Growth
Investments in Securities
Mutual Funds	6,667,168	—	6,667,168
Exchange Traded Funds	4,293,041	—	4,293,041
Repurchase Agreement	—	140,000	140,000

	10,960,209	140,000	11,100,209

Aberdeen Optimal Allocations Fund: Moderate
Investments in Securities
Mutual Funds	18,786,323	—	18,786,323
Exchange Traded Funds	23,287,093	—	23,287,093
Repurchase Agreement	—	152,000	152,000

	42,073,416	152,000	42,225,416

Aberdeen Optimal Allocations Fund: Moderate Growth
Investments in Securities
Mutual Funds	17,888,806	—	17,888,806
Exchange Traded Funds	12,292,003	—	12,292,003
Repurchase Agreement	—	350,000	350,000

	30,180,809	350,000	30,530,809

Aberdeen Optimal Allocations Fund: Specialty
Investments in Securities
Mutual Funds	20,796,595	—	20,796,595
Exchange Traded Funds	16,380,665	—	16,380,665
Repurchase Agreement	—	177,000	177,000

	37,177,260	177,000	37,354,260

Aberdeen Asia Bond Institutional Fund
Investments in Securities
Eurodollar Bonds	—	121,763,690	121,763,690
Residential Mortgage Backed Securities	—	4,492,184	4,492,184
Credit Linked Notes	—	35,350,662	35,350,662
Sovereign Bonds	—	250,665,459	250,665,459
Sovereign Agencies	—	20,681,368	20,681,368
Repurchase Agreement	—	27,312,000	27,312,000
Other Financial Instruments**
Forward Foreign Currency Contracts	—	511,545	511,545
Futures Contracts	(1,001,535)	—	(1,001,535)
Swaps	—	(1,887,678)	(1,887,678)

	(1,001,535)	458,889,230	457,887,695

Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund
Investments in Securities
Common Stocks
Commercial Banks	1,042,788	53,783,309	54,826,097
Construction Materials	360,134	7,835,103	8,195,237
Information Technology Services	2,805,667	5,827,656	8,633,323
Oil, Gas & Consumable Fuels	6,822,834	7,184,545	14,007,379
Semiconductors & Semiconductor Equipment	2,501,770	10,296,665	12,798,435
All other	—	148,400,431	148,400,431
Preferred Stocks
Semiconductors & Semiconductor Equipment	3,296,376	6,732,809	10,029,185
Repurchase Agreement	—	9,805,000	9,805,000

	16,829,569	249,865,518	266,695,087

Aberdeen Emerging Markets Institutional Fund
Investments in Securities
Common Stocks
Beverages	62,359,080	—	62,359,080
Chemicals	21,552,414	—	21,552,414
Commercial Banks	95,659,291	264,338,336	359,997,627
Construction Materials	4,348,479	49,085,707	53,434,186
Energy Equipment & Services	44,059,005	—	44,059,005

Food & Staples Retailing	21,817,646	125,496,114	147,313,760
Household Durables	2,262,620		2,262,620
Multiline Retail	30,036,479	—	30,036,479
Oil, Gas & Consumable Fuels	100,601,487	62,841,920	163,443,407
Pharmaceuticals	29,986,450	72,707,158	102,693,608
Real Estate Management & Development	24,330,428	129,168,808	153,499,236
Software	19,969,740	—	19,969,740
Tobacco	38,498,067	—	38,498,067
Transportation Infrastructure	23,497,517	—	23,497,517
All other	—	470,781,635	470,781,635
Preferred Stocks
Commercial Banks	78,770,993	—	78,770,993
Metals & Mining	87,857,980	—	87,857,980
Oil, Gas & Consumable Fuels	121,381,392	—	121,381,392
Semiconductors & Semiconductor Equipment	—	83,332,878	83,332,878
Repurchase Agreement	—	64,655,000	64,655,000

	806,989,068	1,322,407,556	2,129,396,624

*	At July 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 fair value measurements.
**	Other financial instruments are derivative instruments reflected in the Statement of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/(depreciation) on the investment.

Amounts listed as “-” are $0 or round to $0.

There were no Level 3 securities held in the Funds during the period ended July 31, 2010. For detailed industry descriptions, see the accompanying Statements.

For the period ended July 31, 2010, there have been no significant changes to the fair value valuation methodologies.

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. At this time the Fund’s Management is in the process of reviewing ASU 2010-06 to determine future applicability.

(b) Repurchase Agreements - The Funds may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Transactions - The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange as of Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d) Derivative Financial Instruments - The Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate or substitute for physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Forward Foreign Currency Contracts - A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. Forward Contracts are used to manage a Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure from holding securities in a market, or to buy currency where the exposure from holding securities is insufficient to give the desired currency exposure either in an absolute terms or relative to the benchmark. Their use allows the separation of decision making between markets and currencies. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed as provided by an Approved Pricing Agent. These unrealized and realized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts - Futures contracts are used to manage the interest rate exposure of certain Funds more efficiently. Their use reduces transaction costs and allows interest rate decisions to be implemented in a more timely manner. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those Fund’s positions may not exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margins,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets.

Swaps - Certain Funds enter into swaps to efficiently gain or hedge interest rate or currency risk in the Fund. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Funds will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Funds record unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

(e) Short Sales - Certain of the Funds are authorized to engage in short-selling of portfolio securities, which obligates the Funds to replace any security that the Funds have borrowed by purchasing the security at current market value sometime in the future. The Funds will incur a loss if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds generally will realize a gain if the price of the security declines between these dates. Until the Funds replace the borrowed security, the Funds will segregate or earmark cash, other liquid assets and/or securities held long to sufficiently cover the Funds’ short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Funds.

(f) Credit-Linked Notes - The Aberdeen Asia Bond Institutional Fund invests in credit linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

(g) Mortgage Dollar Rolls - The Aberdeen Global Fixed Income Fund invests in mortgage dollar rolls. Mortgage dollar rolls are arrangements in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund could potentially receive gains on the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. At the time the Fund enters into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date.

(h) Security Transactions and Investment Income - Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date; interest income is recorded on an accrual basis using the effective interest method. Expenses are recorded on an accrual basis.

2. Federal Tax Information

As of July 31, 2010, the tax cost of securities and the breakdown of unrealized appreciation/depreciation for each Fund were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Aberdeen China Opportunities Fund	$25,737,050	$12,614,171	$(34,099)	$12,580,072
Aberdeen Emerging Markets Fund	108,673,989	36,888,737	(1,032,345)	35,856,392
Aberdeen Equity Long Short Fund	298,417,133	18,472,717	(17,541,748)	930,969
Aberdeen Global Equity Fund	26,574,995	5,617,193	(940,490)	4,676,703
Aberdeen Global Financial Services Fund	31,562,847	5,556,007	(1,764,643)	3,791,364
Aberdeen Global Small Cap Fund	43,201,774	7,349,639	(1,341,442)	6,008,197
Aberdeen International Equity Fund	329,015,092	63,921,982	(12,675,381)	51,246,601
Aberdeen Natural Resources Fund	82,528,007	12,854,032	(3,537,652)	9,316,380
Aberdeen Small Cap Fund	216,885,363	36,413,209	(4,720,195)	31,693,014
Aberdeen U.S. Equity Fund	37,117,807	8,214,555	(1,786,741)	6,427,814
Aberdeen Global Fixed Income Fund	39,773,212	1,358,677	(738,480)	620,197
Aberdeen Tax-Free Income Fund	114,309,496	8,098,107	(78,772)	8,019,335
Aberdeen Optimal Allocations Fund: Defensive	8,403,696	576,688	(61,205)	515,483
Aberdeen Optimal Allocations Fund: Growth	11,063,514	372,243	(335,548)	36,695
Aberdeen Optimal Allocations Fund: Moderate	39,991,287	2,838,671	(604,542)	2,234,129
Aberdeen Optimal Allocations Fund: Moderate Growth	28,831,194	2,089,811	(390,196)	1,699,615
Aberdeen Optimal Allocations Fund: Specialty	39,027,103	795,968	(2,468,811)	(1,672,843)
Aberdeen Asia Bond Institutional Fund	450,462,174	15,223,915	(5,420,726)	9,803,189
Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund	248,776,837	20,284,497	(2,366,247)	17,918,250
Aberdeen Emerging Markets Institutional Fund	1,719,596,433	418,264,860	(8,464,669)	409,800,191

Recent Accounting Pronouncements:

In January 2010, Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“ASU 2010-06”) to ASC 820-10, “Fair Value Measurements and Disclosures – Overall.” The amendment requires the disclosure of input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. In addition, transfers between all levels must be disclosed on a gross basis including the reason(s) for the transfer(s). Purchases, sales, issuances, and settlements in the Level 3 rollforward must be disclosed on a gross basis. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 rollforward of activity is effective for interim and fiscal periods beginning after December 15, 2010. The Fund has adopted a policy of recognizing significant transfers between Level 1 and Level 2 at the reporting period end. A significant transfer is a transfer, in aggregate, whose value is greater than 5% of the net assets of the Fund on the recognition date.

3. Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through September 30, 2010, the date the report was available to be issued. Based on this evaluation, no adjustments were required to the report as of July 31, 2010.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aberdeen Funds

By (Signature and Title)*	/s/ GARY MARSHALL, President

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ GARY MARSHALL, President

Date:	September 29, 2010

By (Signature and Title)*	/s/ ANDREA MELIA, Treasurer

Date:	September 29, 2010